Schedule of Investments (unaudited) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.
3.38%, 03/01/41	$329	$249,951
5.40%, 10/01/48	500	494,449

		744,400

Aerospace & Defense — 2.8%
3M Co.
5.70%, 03/15/37	500	584,778
3.13%, 09/19/46	813	654,994
3.63%, 10/15/47	496	434,252
4.00%, 09/14/48(a)	829	783,744
3.25%, 08/26/49	805	660,598
3.70%, 04/15/50	413	371,047
Boeing Co.
6.13%, 02/15/33	326	346,943
3.60%, 05/01/34	800	678,892
3.25%, 02/01/35	1,325	1,081,631
3.50%, 03/01/39	350	264,431
6.88%, 03/15/39(a)	450	493,599
5.88%, 02/15/40	400	396,285
5.71%, 05/01/40	2,759	2,745,400
3.38%, 06/15/46	163	117,231
3.65%, 03/01/47	250	180,339
3.85%, 11/01/48	229	168,772
3.90%, 05/01/49	620	470,905
3.75%, 02/01/50	1,197	906,289
5.81%, 05/01/50	5,038	5,004,920
3.95%, 08/01/59	900	652,339
5.93%, 05/01/60	3,173	3,140,961
Eaton Corp., 4.15%, 11/02/42	913	864,443
General Dynamics Corp.
4.25%, 04/01/40	829	832,064
2.85%, 06/01/41	397	325,608
3.60%, 11/15/42	1,000	904,936
4.25%, 04/01/50	713	711,683
General Electric Co.
5.88%, 01/14/38	800	863,162
6.88%, 01/10/39	700	825,121
4.50%, 03/11/44	500	460,081
4.35%, 05/01/50	450	404,488
Illinois Tool Works, Inc.
4.88%, 09/15/41	869	905,335
3.90%, 09/01/42	1,000	927,657
L3Harris Technologies, Inc.
4.85%, 04/27/35	883	902,338
6.15%, 12/15/40	270	305,310
Lockheed Martin Corp.
3.60%, 03/01/35	450	439,281
4.50%, 05/15/36	1,659	1,735,229
4.07%, 12/15/42	1,161	1,135,441
3.80%, 03/01/45	1,243	1,156,100
4.70%, 05/15/46	1,170	1,229,954
2.80%, 06/15/50	650	516,458
4.09%, 09/15/52	1,413	1,369,782
4.15%, 06/15/53	660	647,061
4.30%, 06/15/62	660	650,266
Northrop Grumman Corp.
5.15%, 05/01/40	500	528,718
4.75%, 06/01/43	1,224	1,242,588

Security	Par (000)	Value

Aerospace & Defense (continued)
Northrop Grumman Corp. (continued)
4.03%, 10/15/47	$2,243	$2,105,319
5.25%, 05/01/50	829	911,151
Parker-Hannifin Corp.
4.20%, 11/21/34	763	744,250
6.25%, 05/15/38	295	325,076
4.45%, 11/21/44	400	372,076
4.10%, 03/01/47	413	365,699
4.00%, 06/14/49	413	362,555
Raytheon Technologies Corp.
5.40%, 05/01/35(a)	800	888,141
6.13%, 07/15/38	1,000	1,157,013
4.45%, 11/16/38	413	407,615
4.88%, 10/15/40	163	166,808
4.70%, 12/15/41	426	425,315
4.50%, 06/01/42	3,524	3,524,192
4.80%, 12/15/43	350	356,225
4.15%, 05/15/45	663	617,229
3.75%, 11/01/46	2,120	1,877,301
4.35%, 04/15/47	829	801,853
4.05%, 05/04/47	413	386,303
4.63%, 11/16/48	1,036	1,046,983
3.13%, 07/01/50	1,103	879,592
2.82%, 09/01/51	1,013	757,988
3.03%, 03/15/52	1,100	865,108
Trane Technologies Global Holding Co. Ltd., 4.30%, 02/21/48	413	359,672
Trane Technologies Luxembourg Finance SA, 4.50%, 03/21/49	413	371,123

		60,096,041

Airlines — 0.0%
American Airlines Pass-Through Trust, Series A, Class A, 2.88%, 01/11/36	829	709,668

Auto Components — 0.1%
Aptiv PLC
4.40%, 10/01/46	413	338,038
3.10%, 12/01/51	1,479	983,180
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52	963	766,433
Lear Corp.
5.25%, 05/15/49	413	370,293
3.55%, 01/15/52	136	92,600

		2,550,544

Automobiles — 0.3%
Cummins, Inc., 2.60%, 09/01/50	413	300,333
General Motors Co.
5.00%, 04/01/35	620	579,686
6.60%, 04/01/36	1,213	1,275,734
5.15%, 04/01/38	963	867,077
6.25%, 10/02/43	1,463	1,439,338
5.20%, 04/01/45	1,229	1,063,314
6.75%, 04/01/46	642	661,374
5.40%, 04/01/48	413	371,154
5.95%, 04/01/49(a)	888	849,495

		7,407,505

Banks — 1.7%
Bank of America N.A., 6.00%, 10/15/36	1,300	1,488,926
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,299	1,465,134
5.75%, 12/01/43	1,050	1,140,447

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank UA (continued)
5.25%, 08/04/45	$1,347	$1,384,647
Fifth Third Bancorp, 8.25%, 03/01/38	800	1,051,445
HSBC Bank USA NA, 7.00%, 01/15/39	261	315,386
Wachovia Corp., 5.50%, 08/01/35	1,500	1,587,291
Wells Fargo & Co.
5.38%, 11/02/43	1,895	1,941,483
5.61%, 01/15/44	2,292	2,406,302
4.65%, 11/04/44	2,075	1,948,286
3.90%, 05/01/45	1,903	1,667,386
4.90%, 11/17/45	1,993	1,918,039
4.40%, 06/14/46	156	141,497
4.75%, 12/07/46	2,075	1,950,321
(SOFR + 2.13%), 4.61%, 04/25/53(b)	3,081	3,016,509
(SOFR + 2.53%), 3.07%, 04/30/41(b)	3,359	2,722,227
(SOFR + 4.50%), 5.01%, 04/04/51(b)	4,767	4,946,781
Wells Fargo Bank NA
5.85%, 02/01/37	1,550	1,725,927
6.60%, 01/15/38	1,200	1,416,550
Westpac Banking Corp.
4.42%, 07/24/39	829	767,656
2.96%, 11/16/40	800	596,619
3.13%, 11/18/41	926	709,474

		36,308,333

Beverages — 3.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	5,403	5,553,498
4.90%, 02/01/46	8,088	8,145,464
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36(a)	600	616,713
4.00%, 01/17/43	763	673,840
4.63%, 02/01/44	538	511,901
4.90%, 02/01/46	1,463	1,473,394
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/38	1,479	1,428,966
8.20%, 01/15/39	1,253	1,683,577
5.45%, 01/23/39	2,029	2,174,942
4.35%, 06/01/40	829	791,515
4.95%, 01/15/42	1,513	1,545,685
3.75%, 07/15/42	1,025	887,554
4.60%, 04/15/48	1,659	1,602,759
4.44%, 10/06/48	523	494,044
5.55%, 01/23/49	4,039	4,438,145
4.50%, 06/01/50	2,294	2,201,147
4.75%, 04/15/58	1,493	1,440,614
5.80%, 01/23/59	1,629	1,830,439
4.60%, 06/01/60	1,013	962,122
Brown-Forman Corp.
4.00%, 04/15/38	413	387,542
4.50%, 07/15/45	425	419,872
Coca-Cola Co.
2.50%, 06/01/40	829	684,523
2.88%, 05/05/41	913	790,494
4.20%, 03/25/50	450	463,690
2.60%, 06/01/50	1,279	1,000,203
3.00%, 03/05/51	1,420	1,206,449
2.50%, 03/15/51	1,243	938,639
2.75%, 06/01/60	825	638,694
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32(a)	600	488,868

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Femsa SAB de CV (continued)
5.25%, 11/26/43	$500	$505,875
Constellation Brands, Inc.
4.50%, 05/09/47	400	372,301
4.10%, 02/15/48	413	363,253
5.25%, 11/15/48	400	410,468
3.75%, 05/01/50	413	348,278
Diageo Capital PLC
5.88%, 09/30/36	500	585,354
3.88%, 04/29/43	931	871,864
Diageo Investment Corp., 4.25%, 05/11/42	163	159,125
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43	550	498,575
3.50%, 01/16/50	1,930	1,516,787
Keurig Dr Pepper, Inc.
4.50%, 11/15/45	500	464,243
4.42%, 12/15/46	413	384,873
Keurig Dr. Pepper, Inc.
3.80%, 05/01/50	663	555,731
3.35%, 03/15/51	413	320,899
4.50%, 04/15/52	1,013	948,526
Molson Coors Beverage Co.
5.00%, 05/01/42	1,450	1,413,250
4.20%, 07/15/46	1,463	1,284,163
PepsiCo, Inc.
5.50%, 01/15/40	450	531,676
2.63%, 10/21/41	1,913	1,597,680
4.45%, 04/14/46	800	855,471
3.45%, 10/06/46	1,399	1,277,338
4.00%, 05/02/47	450	445,468
3.38%, 07/29/49	225	201,157
2.88%, 10/15/49	813	681,074
3.63%, 03/19/50	579	550,661
2.75%, 10/21/51	1,243	1,011,397
4.20%, 07/18/52	675	701,398

		64,332,178

Biotechnology — 1.5%
Amgen, Inc.
6.38%, 06/01/37(a)	900	1,078,451
6.40%, 02/01/39	300	349,901
3.15%, 02/21/40	1,829	1,540,118
5.75%, 03/15/40	350	384,996
2.80%, 08/15/41	911	722,280
4.95%, 10/01/41	1,659	1,688,827
5.15%, 11/15/41	663	686,068
4.40%, 05/01/45	2,045	1,978,735
4.56%, 06/15/48	1,263	1,235,180
3.38%, 02/21/50	2,029	1,651,869
4.66%, 06/15/51	3,178	3,149,442
3.00%, 01/15/52	1,160	874,845
4.20%, 02/22/52	110	102,472
2.77%, 09/01/53	829	589,297
4.40%, 02/22/62	1,325	1,240,562
Baxalta, Inc., 5.25%, 06/23/45	427	442,226
Biogen, Inc.
5.20%, 09/15/45	1,000	1,008,032
3.15%, 05/01/50	937	682,932
3.25%, 02/15/51	496	367,054
Gilead Sciences, Inc.
4.60%, 09/01/35	1,119	1,160,692
4.00%, 09/01/36	750	730,508

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Gilead Sciences, Inc. (continued)
2.60%, 10/01/40	$1,030	$792,124
5.65%, 12/01/41	869	968,609
4.80%, 04/01/44	1,761	1,794,047
4.50%, 02/01/45	1,753	1,696,830
4.75%, 03/01/46	1,343	1,344,623
4.15%, 03/01/47	1,753	1,616,190
2.80%, 10/01/50	1,494	1,103,763
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	691	496,076
Royalty Pharma PLC
3.30%, 09/02/40	829	646,652
3.55%, 09/02/50	800	590,388
3.35%, 09/02/51	413	293,644

		33,007,433

Building Materials — 0.4%
Carrier Global Corp.
3.38%, 04/05/40	1,279	1,053,326
3.58%, 04/05/50	1,693	1,341,939
Fortune Brands Home & Security, Inc., 4.50%, 03/25/52	413	331,369
Johnson Controls International PLC
6.00%, 01/15/36	300	340,192
4.63%, 07/02/44	620	566,679
5.13%, 09/14/45	400	390,435
4.50%, 02/15/47	163	145,150
4.95%, 07/02/64(c)	115	104,701
Lafarge SA, 7.13%, 07/15/36	400	473,347
Martin Marietta Materials, Inc.
4.25%, 12/15/47	513	442,258
3.20%, 07/15/51	725	530,449
Masco Corp.
4.50%, 05/15/47(a)	350	308,944
3.13%, 02/15/51	222	156,247
Owens Corning
7.00%, 12/01/36	300	342,293
4.40%, 01/30/48	829	702,578
Vulcan Materials Co.
4.50%, 06/15/47	413	378,440
4.70%, 03/01/48	400	378,142

		7,986,489

Building Products — 1.3%
Home Depot, Inc.
5.88%, 12/16/36	2,776	3,353,836
3.30%, 04/15/40	1,061	938,288
5.40%, 09/15/40	413	460,503
5.95%, 04/01/41	913	1,080,156
4.20%, 04/01/43	1,370	1,344,434
4.88%, 02/15/44	900	953,666
4.40%, 03/15/45	1,036	1,038,142
4.25%, 04/01/46	1,479	1,458,535
3.90%, 06/15/47	1,579	1,480,853
4.50%, 12/06/48	1,379	1,414,252
3.13%, 12/15/49	1,146	937,551
3.35%, 04/15/50	1,298	1,110,719
2.38%, 03/15/51	1,145	816,430
2.75%, 09/15/51	913	706,930
3.63%, 04/15/52	1,358	1,222,175
3.50%, 09/15/56	900	771,642
Lowe’s Cos., Inc.
5.00%, 04/15/40	829	842,544

Security	Par (000)	Value

Building Products (continued)
Lowe’s Cos., Inc. (continued)
2.80%, 09/15/41	$1,213	$926,860
4.38%, 09/15/45	829	760,059
3.70%, 04/15/46	300	253,833
4.05%, 05/03/47	1,579	1,402,085
5.13%, 04/15/50	750	766,528
3.00%, 10/15/50	1,719	1,273,917
3.50%, 04/01/51	829	659,628
4.25%, 04/01/52	858	776,622
4.45%, 04/01/62(a)	1,200	1,084,389

		27,834,577

Capital Markets — 0.2%
Brookfield Finance LLC, 3.45%, 04/15/50	450	329,729
Brookfield Finance, Inc.
4.70%, 09/20/47	713	639,911
3.50%, 03/30/51	581	430,511
3.63%, 02/15/52	279	211,278
CI Financial Corp., 4.10%, 06/15/51	709	485,855
Credit Suisse USA, Inc., 7.13%, 07/15/32	—	—
Franklin Resources, Inc., 2.95%, 08/12/51	225	163,604
Invesco Finance PLC, 5.38%, 11/30/43	413	423,463
Jefferies Group LLC, 6.25%, 01/15/36	650	663,239
Legg Mason, Inc., 5.63%, 01/15/44	516	544,669
Raymond James Financial, Inc.
4.95%, 07/15/46	663	656,165
3.75%, 04/01/51	650	546,060

		5,094,484

Chemicals — 1.6%
Air Products & Chemicals, Inc.
2.70%, 05/15/40	708	590,527
2.80%, 05/15/50	884	699,613
Albemarle Corp., 5.45%, 12/01/44	350	342,037
CF Industries, Inc.
5.15%, 03/15/34	663	664,418
4.95%, 06/01/43	663	604,263
5.38%, 03/15/44	663	640,482
Dow Chemical Co.
4.25%, 10/01/34	1,128	1,103,971
9.40%, 05/15/39	129	184,243
5.25%, 11/15/41	626	632,865
4.38%, 11/15/42	1,063	977,058
4.63%, 10/01/44	400	373,746
5.55%, 11/30/48	829	872,165
4.80%, 05/15/49	829	779,751
3.60%, 11/15/50	963	769,003
DuPont de Nemours, Inc.
5.32%, 11/15/38	1,570	1,605,458
5.42%, 11/15/48	1,793	1,832,826
Eastman Chemical Co.
4.80%, 09/01/42	463	424,838
4.65%, 10/15/44	879	785,458
Ecolab, Inc.
3.95%, 12/01/47	500	473,903
2.13%, 08/15/50(a)	660	440,900
2.70%, 12/15/51	841	636,870
2.75%, 08/18/55	700	517,842
Emerson Electric Co.
2.75%, 10/15/50	829	631,182
2.80%, 12/21/51	807	621,610
FMC Corp., 4.50%, 10/01/49	407	352,787

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
International Flavors & Fragrances, Inc.
4.38%, 06/01/47	$413	$364,047
5.00%, 09/26/48	763	730,413
Linde, Inc.
3.55%, 11/07/42	500	451,587
2.00%, 08/10/50	583	382,333
LYB International Finance BV
5.25%, 07/15/43	700	680,796
4.88%, 03/15/44(a)	938	877,216
LYB International Finance III LLC
3.38%, 10/01/40	741	590,742
4.20%, 10/15/49	936	784,531
4.20%, 05/01/50	963	804,901
3.63%, 04/01/51	953	730,651
3.80%, 10/01/60	480	353,743
LyondellBasell Industries NV, 4.63%, 02/26/55	795	692,248
Mosaic Co.
5.45%, 11/15/33	1,036	1,095,406
5.63%, 11/15/43	520	538,095
Nutrien Ltd.
4.13%, 03/15/35	350	336,920
5.88%, 12/01/36	410	468,462
5.63%, 12/01/40	750	804,838
4.90%, 06/01/43	413	409,592
5.25%, 01/15/45	350	360,831
5.00%, 04/01/49	620	627,755
3.95%, 05/13/50	413	365,650
RPM International, Inc., 5.25%, 06/01/45	163	154,555
Sherwin-Williams Co.
4.50%, 06/01/47	1,229	1,137,327
3.80%, 08/15/49	727	599,453
3.30%, 05/15/50	500	382,024
2.90%, 03/15/52	500	349,343
Westlake Corp.
2.88%, 08/15/41	745	543,022
5.00%, 08/15/46	620	590,640
3.13%, 08/15/51	520	372,967
3.38%, 08/15/61	350	240,794

		34,378,698

Commercial Services & Supplies — 0.1%
George Washington University
4.87%, 09/15/45	26	27,149
Series 2014, 4.30%, 09/15/44	163	154,308
Howard University, Series 22A, 5.21%, 10/01/52	64	59,344
Massachusetts Institute of Technology
3.07%, 04/01/52	230	194,201
5.60%, 07/01/2111(a)	413	507,889
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	329	241,675

		1,184,566

Communications Equipment — 0.2%
Cisco Systems, Inc.
5.90%, 02/15/39	1,659	1,958,568

Security	Par (000)	Value

Communications Equipment (continued)
Cisco Systems, Inc. (continued)
5.50%, 01/15/40	$1,702	$1,927,884
Juniper Networks, Inc., 5.95%, 03/15/41	413	406,850

		4,293,302

Construction Materials — 0.1%
WW Grainger, Inc.
4.60%, 06/15/45	1,036	1,050,133
4.20%, 05/15/47	600	565,935

		1,616,068

Consumer Discretionary — 0.0%
Harley-Davidson, Inc., 4.63%, 07/28/45	496	399,698
Quanta Services, Inc., 3.05%, 10/01/41	451	323,823

		723,521

Consumer Finance — 0.9%
American Express Co., 4.05%, 12/03/42	900	849,959
Global Payments, Inc., 4.15%, 08/15/49	743	590,017
Mastercard, Inc.
3.80%, 11/21/46	550	525,933
3.95%, 02/26/48	450	435,039
3.65%, 06/01/49	963	893,520
3.85%, 03/26/50	1,419	1,371,780
2.95%, 03/15/51	454	373,610
Moody’s Corp.
2.75%, 08/19/41	297	228,542
5.25%, 07/15/44	500	527,760
4.88%, 12/17/48	350	352,400
3.25%, 05/20/50	64	50,070
3.75%, 02/25/52	416	362,842
2.55%, 08/18/60	496	325,930
3.10%, 11/29/61	384	279,930
PayPal Holdings, Inc.
3.25%, 06/01/50	700	554,284
5.05%, 06/01/52	980	1,019,663
5.25%, 06/01/62	430	449,734
S&P Global, Inc.
3.25%, 12/01/49	545	451,073
3.70%, 03/01/52(d)	849	768,225
2.30%, 08/15/60	413	268,474
3.90%, 03/01/62(d)	450	407,629
Visa, Inc.
4.15%, 12/14/35	1,413	1,478,715
2.70%, 04/15/40	829	698,353
4.30%, 12/14/45	3,231	3,350,050
3.65%, 09/15/47	676	627,412
2.00%, 08/15/50	1,611	1,136,105
Western Union Co., 6.20%, 11/17/36	433	454,285

		18,831,334

Containers & Packaging — 0.2%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47	300	252,150
International Paper Co.
7.30%, 11/15/39	1,450	1,732,176
4.80%, 06/15/44	1,041	996,674
4.40%, 08/15/47	163	150,064
4.35%, 08/15/48	475	441,978

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Containers & Packaging (continued)
Packaging Corp. of America
4.05%, 12/15/49	$538	$467,100
3.05%, 10/01/51	620	463,853
WRKCo, Inc., 3.00%, 06/15/33	600	525,898

		5,029,893

Diversified Financial Services — 6.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.40%, 10/29/33	1,350	1,114,301
3.85%, 10/29/41	1,350	1,023,941
Bank of America Corp.
6.11%, 01/29/37	1,500	1,686,964
7.75%, 05/14/38	1,550	1,989,177
5.88%, 02/07/42	1,661	1,866,640
5.00%, 01/21/44	2,536	2,580,138
4.88%, 04/01/44	829	829,944
(3 mo. LIBOR US + 1.19%), 3.95%, 01/23/49(b)	496	441,317
(3 mo. LIBOR US + 1.32%), 4.08%, 04/23/40(b)	1,579	1,437,496
(3 mo. LIBOR US + 1.52%), 4.33%, 03/15/50(b)	2,809	2,676,800
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38(b)	2,243	2,165,812
(3 mo. LIBOR US + 1.99%), 4.44%, 01/20/48(b)	2,053	1,973,767
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(b)	3,635	3,298,485
(SOFR + 1.56%), 2.97%, 07/21/52(b)	1,630	1,215,546
(SOFR + 1.58%), 3.31%, 04/22/42(b)	789	651,015
(SOFR + 1.88%), 2.83%, 10/24/51(b)	1,425	1,024,580
(SOFR + 1.93%), 2.68%, 06/19/41(b)	5,139	3,884,304
Series N, (SOFR + 1.65%), 3.48%, 03/13/52(b)	1,341	1,092,078
Barclays PLC
5.25%, 08/17/45	1,250	1,216,482
4.95%, 01/10/47	1,828	1,758,488
(1 year CMT + 1.30%), 3.33%, 11/24/42(b)	928	700,985
(1 year CMT + 1.70%), 3.81%, 03/10/42(b)	950	723,132
Citigroup, Inc.
8.13%, 07/15/39	1,975	2,681,585
5.88%, 01/30/42	1,623	1,806,730
6.68%, 09/13/43	163	193,309
5.30%, 05/06/44	413	419,353
4.65%, 07/30/45	1,370	1,335,894
4.75%, 05/18/46	2,243	2,103,297
4.65%, 07/23/48	2,393	2,357,292
(3 mo. LIBOR US + 1.84%), 4.28%, 04/24/48(b)	829	773,912
(SOFR + 1.38%), 2.90%, 11/03/42(b)	1,208	928,976
(SOFR + 4.55%), 5.32%, 03/26/41(b)	1,990	2,077,498
CME Group, Inc.
5.30%, 09/15/43	829	923,181
4.15%, 06/15/48	650	642,020
Credit Suisse Group AG, 4.88%, 05/15/45	2,282	2,025,915
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	6,659	6,572,674
General Motors Co., 6.38%, 07/24/42	2,369	2,817,986
Goldman Sachs Group, Inc.
6.13%, 02/15/33	1,500	1,692,898
6.75%, 10/01/37	4,749	5,551,036
6.25%, 02/01/41	2,529	2,936,437
4.80%, 07/08/44	1,786	1,761,894
5.15%, 05/22/45	2,243	2,243,901
(3 mo. LIBOR US + 1.37%), 4.02%, 10/31/38(b)	2,509	2,326,529
(3 mo. LIBOR US + 1.43%), 4.41%, 04/23/39(b)	1,579	1,501,710
(SOFR + 1.47%), 2.91%, 07/21/42(b)	1,659	1,275,238

Security	Par (000)	Value

Diversified Financial Services (continued)
Goldman Sachs Group, Inc. (continued)
(SOFR + 1.51%), 3.21%, 04/22/42(b)	$2,279	$1,835,133
(SOFR + 1.63%), 3.44%, 02/24/43(b)	2,504	2,092,305
HSBC Holdings PLC
6.50%, 05/02/36	1,903	2,122,673
6.50%, 09/15/37	2,440	2,706,668
6.80%, 06/01/38	1,350	1,504,233
6.10%, 01/14/42	829	930,846
5.25%, 03/14/44	1,418	1,371,808
Intercontinental Exchange, Inc.
1.85%, 09/15/32	107	88,346
4.60%, 03/15/33	1,453	1,509,195
2.65%, 09/15/40	1,579	1,233,387
4.25%, 09/21/48	1,263	1,179,495
3.00%, 06/15/50	1,259	975,512
4.95%, 06/15/52	1,446	1,498,069
3.00%, 09/15/60	1,285	921,788
5.20%, 06/15/62	1,025	1,060,124
JPMorgan Chase & Co.
6.40%, 05/15/38	2,561	3,036,149
5.50%, 10/15/40	1,259	1,363,293
5.60%, 07/15/41(a)	1,804	1,970,520
5.40%, 01/06/42	1,329	1,418,431
5.63%, 08/16/43	1,413	1,529,420
4.85%, 02/01/44	1,026	1,057,784
4.95%, 06/01/45(a)	2,036	2,046,906
(3 mo. LIBOR US + 1.22%), 3.90%, 01/23/49(b)	1,900	1,671,811
(3 mo. LIBOR US + 1.38%), 3.96%, 11/15/48(b)	3,573	3,199,076
(3 mo. LIBOR US + 1.46%), 4.03%, 07/24/48(b)	1,513	1,362,376
(3 mo. LIBOR US + 1.58%), 4.26%, 02/22/48(b)	2,029	1,915,435
(SOFR + 1.46%), 3.16%, 04/22/42(b)	1,908	1,556,799
(SOFR + 1.51%), 2.53%, 11/19/41(b)	1,993	1,476,902
(SOFR + 1.58%), 3.33%, 04/22/52(b)	1,091	870,982
(SOFR + 2.44%), 3.11%, 04/22/51(b)	2,409	1,840,227
(SOFR + 2.46%), 3.11%, 04/22/41(b)	1,661	1,347,671
Kimberly-Clark Corp.
5.30%, 03/01/41	163	178,213
3.20%, 07/30/46	136	115,096
3.90%, 05/04/47	620	576,298
2.88%, 02/07/50(a)	660	521,498
Lloyds Banking Group PLC
5.30%, 12/01/45	971	911,583
4.34%, 01/09/48(a)	1,001	824,390
(5 year CMT + 1.50%), 3.37%, 12/14/46(b)	1,150	824,665
Mitsubishi UFJ Financial Group, Inc.
4.29%, 07/26/38	163	154,221
3.75%, 07/18/39	1,832	1,617,993
Morgan Stanley
4.30%, 01/27/45	2,479	2,330,360
4.38%, 01/22/47	1,000	956,530
(3 mo. LIBOR US + 1.43%), 4.46%, 04/22/39(b)	2,489	2,403,429
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(b)	1,979	1,862,277
(SOFR + 1.43%), 2.80%, 01/25/52(b)	2,064	1,494,424
(SOFR + 4.84%), 5.60%, 03/24/51(b)	1,579	1,783,395
Nasdaq, Inc.
2.50%, 12/21/40	600	428,843
3.25%, 04/28/50	430	338,134
3.95%, 03/07/52	500	430,215

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Sumitomo Mitsui Financial Group, Inc.
2.93%, 09/17/41	$780	$581,870
3.05%, 01/14/42	450	352,252

		149,679,707

Diversified Telecommunication Services — 4.1%
AT&T, Inc.
2.55%, 12/01/33	3,580	3,030,868
4.50%, 05/15/35	2,155	2,137,820
5.25%, 03/01/37(a)	1,650	1,757,671
4.90%, 08/15/37	375	383,986
6.30%, 01/15/38(a)	700	792,824
4.85%, 03/01/39	1,900	1,880,543
5.35%, 09/01/40	1,000	1,040,504
3.50%, 06/01/41	2,300	1,928,731
4.30%, 12/15/42	2,200	2,022,250
3.10%, 02/01/43	2,300	1,787,578
4.65%, 06/01/44	125	117,523
4.35%, 06/15/45	1,000	919,500
4.75%, 05/15/46	2,000	1,943,907
5.65%, 02/15/47	900	1,010,572
4.50%, 03/09/48	1,850	1,705,475
4.55%, 03/09/49	850	794,060
3.65%, 06/01/51	2,800	2,281,132
3.30%, 02/01/52	800	609,554
3.50%, 09/15/53	6,489	5,129,861
3.55%, 09/15/55	5,733	4,469,248
3.80%, 12/01/57	5,499	4,458,437
3.65%, 09/15/59	5,961	4,644,807
3.85%, 06/01/60	1,400	1,133,524
3.50%, 02/01/61	750	568,642
Telefonica Emisiones SA
7.05%, 06/20/36	1,890	2,181,769
4.67%, 03/06/38	655	591,704
5.21%, 03/08/47	2,267	2,049,970
4.90%, 03/06/48	982	846,507
5.52%, 03/01/49	800	756,185
Verizon Communications, Inc.
4.50%, 08/10/33	2,200	2,238,426
4.40%, 11/01/34	1,993	1,989,414
4.27%, 01/15/36	2,036	2,007,733
5.25%, 03/16/37	1,500	1,623,770
4.81%, 03/15/39	1,242	1,273,881
2.65%, 11/20/40	3,013	2,327,203
3.40%, 03/22/41	3,786	3,223,205
2.85%, 09/03/41	1,288	1,011,017
3.85%, 11/01/42	163	145,332
4.13%, 08/15/46	950	875,582
4.86%, 08/21/46	2,359	2,431,440
4.52%, 09/15/48	1,250	1,222,242
4.00%, 03/22/50	1,579	1,417,282
2.88%, 11/20/50	2,823	2,086,463
3.55%, 03/22/51	3,049	2,556,745
3.88%, 03/01/52	1,322	1,165,675
5.01%, 08/21/54	800	839,244
4.67%, 03/15/55	750	746,383
2.99%, 10/30/56	3,689	2,693,820

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
3.00%, 11/20/60	$2,025	$1,444,654
3.70%, 03/22/61	2,312	1,895,110

		88,189,773

Education — 1.0%
American University, Series 2019, 3.67%, 04/01/49	111	96,118
Brown University in Providence in the State of Rhode Island & Providence Plant, Series A, 2.92%, 09/01/50	225	182,195
California Institute of Technology, 3.65%, 09/01/2119	1,829	1,409,915
Case Western Reserve University, Series 22-C, 5.41%, 06/01/2122	279	290,023
Duke University
Series 2020, 2.68%, 10/01/44	225	180,777
Series 2020, 2.83%, 10/01/55	930	717,680
Emory University, Series 2020, 2.97%, 09/01/50	288	233,615
Ford Foundation, Series 2020, 2.82%, 06/01/70	2,520	1,780,343
George Washington University, Series 2018, 4.13%, 09/15/48	106	97,559
Georgetown University, Series 20A, 2.94%, 04/01/50	27	19,976
Leland Stanford Junior University
3.65%, 05/01/48	620	585,185
2.41%, 06/01/50	225	169,288
Massachusetts Institute of Technology
3.96%, 07/01/38	1,967	2,012,458
4.68%, 07/01/2114	225	231,317
3.89%, 07/01/2116	1,000	846,616
Series F, 2.99%, 07/01/50	216	180,071
Series G, 2.29%, 07/01/51	101	72,352
Northwestern University, 3.87%, 12/01/48	26	24,537
President & Fellows of Harvard College
3.15%, 07/15/46	2,113	1,844,535
2.52%, 10/15/50	133	102,704
3.30%, 07/15/56	579	503,256
Thomas Jefferson University, 3.85%, 11/01/57	66	55,852
Trustees of Boston College, 3.13%, 07/01/52	413	327,825
Trustees of Princeton University
5.70%, 03/01/39	413	490,989
4.20%, 03/01/52	2,000	2,077,177
Series 2020, 2.52%, 07/01/50	346	265,054
Trustees of the University of Pennsylvania
3.61%, 02/15/2119	103	79,247
Series 2020, 2.40%, 10/01/50	94	69,183
University of Chicago
3.00%, 10/01/52	2,000	1,626,683
Series C, 2.55%, 04/01/50	64	48,945
University of Miami, Series 2022, 4.06%, 04/01/52	500	458,582
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	28	25,540
University of Southern California
3.03%, 10/01/39	130	117,265
2.81%, 10/01/50	63	49,076
Series 2017, 3.84%, 10/01/47	1,000	956,447
Series 21-A, 2.95%, 10/01/51	883	709,642
Series A, 3.23%, 10/01/2120	61	41,192
Washington University
4.35%, 04/15/2122	29	25,607
Series 2022, 3.52%, 04/15/54(a)	2,350	2,088,222

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
William Marsh Rice University, 3.77%, 05/15/55(a)	$215	$203,213
Yale University, Series 2020, 2.40%, 04/15/50	113	83,593

		21,379,854

Electric Utilities — 9.7%
AEP Texas, Inc.
3.45%, 05/15/51	829	662,494
5.25%, 05/15/52	880	934,907
Series H, 3.45%, 01/15/50	163	129,879
AEP Transmission Co. LLC
3.80%, 06/15/49	829	729,116
3.15%, 09/15/49	64	50,084
Series M, 3.65%, 04/01/50	413	356,863
Series N, 2.75%, 08/15/51	329	241,788
Series O, 4.50%, 06/15/52	2,000	1,992,872
Alabama Power Co.
6.13%, 05/15/38	829	943,605
3.75%, 03/01/45	618	534,891
4.30%, 01/02/46	163	153,974
3.45%, 10/01/49	120	99,652
3.13%, 07/15/51	496	391,452
3.00%, 03/15/52	550	430,972
Series B, 3.70%, 12/01/47	1,077	930,513
Ameren Illinois Co.
4.15%, 03/15/46	413	390,130
3.25%, 03/15/50	797	649,410
American Electric Power Co., Inc., 3.25%, 03/01/50	829	620,616
Appalachian Power Co.
4.40%, 05/15/44	163	147,436
4.45%, 06/01/45	1,000	910,655
Series Z, 3.70%, 05/01/50	650	536,320
Arizona Public Service Co.
5.05%, 09/01/41	163	158,653
4.50%, 04/01/42	829	765,265
3.75%, 05/15/46	750	623,834
4.20%, 08/15/48	163	143,749
3.50%, 12/01/49	911	712,856
Avista Corp.
4.35%, 06/01/48	496	473,286
4.00%, 04/01/52	300	276,461
Baltimore Gas & Electric Co.
6.35%, 10/01/36	163	194,291
3.50%, 08/15/46	579	493,183
3.20%, 09/15/49	145	117,109
2.90%, 06/15/50	371	282,711
4.55%, 06/01/52	130	132,299
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	1,563	1,800,970
5.95%, 05/15/37	829	938,416
5.15%, 11/15/43	563	595,310
4.50%, 02/01/45	679	662,453
3.80%, 07/15/48	413	367,518
4.45%, 01/15/49(a)	413	404,631
4.25%, 10/15/50	829	798,091
2.85%, 05/15/51	1,429	1,080,703
4.60%, 05/01/53(d)	1,029	1,035,914
Black Hills Corp.
4.35%, 05/01/33	329	317,052
4.20%, 09/15/46	250	215,583
3.88%, 10/15/49	288	235,231

Security	Par (000)	Value

Electric Utilities (continued)
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	$26	$23,289
4.50%, 04/01/44	800	802,302
3.95%, 03/01/48	163	152,325
Series AC, 4.25%, 02/01/49	950	935,353
Series AF, Class AF, 3.35%, 04/01/51	413	353,019
Series AH, Class AH, 3.60%, 03/01/52	800	711,173
CenterPoint Energy, Inc., 3.70%, 09/01/49	163	135,860
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	300	283,901
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	660	721,809
Commonwealth Edison Co.
5.90%, 03/15/36	800	933,938
6.45%, 01/15/38	350	422,060
4.60%, 08/15/43	300	301,289
3.70%, 03/01/45	163	143,354
3.65%, 06/15/46	620	549,309
4.00%, 03/01/48	829	779,261
4.00%, 03/01/49	829	776,971
3.00%, 03/01/50	413	331,446
Series 123, 3.75%, 08/15/47	900	808,941
Series 127, 3.20%, 11/15/49	505	416,137
Series 130, 3.13%, 03/15/51	329	266,415
Series 131, 2.75%, 09/01/51	413	309,490
Series 133, 3.85%, 03/15/52	659	608,683
Connecticut Light and Power Co., 4.00%, 04/01/48	1,200	1,131,225
Consolidated Edison Co. of New York, Inc.
3.95%, 03/01/43	547	487,924
4.45%, 03/15/44	663	626,402
4.50%, 12/01/45	163	155,311
3.85%, 06/15/46	829	725,515
3.20%, 12/01/51	2,000	1,584,171
4.50%, 05/15/58	829	787,221
3.70%, 11/15/59	480	394,794
3.60%, 06/15/61	620	520,796
Series 06-A, 5.85%, 03/15/36	1,000	1,133,392
Series 07-A, 6.30%, 08/15/37	393	464,851
Series 09-C, 5.50%, 12/01/39	367	389,314
Series 12-A, 4.20%, 03/15/42	329	301,112
Series 2017, 3.88%, 06/15/47	400	349,773
Series 20B, 3.95%, 04/01/50	829	760,471
Series A, 4.13%, 05/15/49	413	375,653
Series C, 4.30%, 12/01/56	413	379,433
Series C, 4.00%, 11/15/57	620	539,883
Series C, 3.00%, 12/01/60	660	479,101
Series E, 4.65%, 12/01/48	413	406,506
Constellation Energy Generation LLC
6.25%, 10/01/39	697	739,956
5.75%, 10/01/41	413	417,908
5.60%, 06/15/42	869	855,501
Consumers Energy Co.
3.25%, 08/15/46	1,000	827,915
4.05%, 05/15/48	450	424,330
4.35%, 04/15/49	829	817,307
3.10%, 08/15/50	440	357,168
3.50%, 08/01/51	829	723,141
2.65%, 08/15/52	59	44,229
2.50%, 05/01/60	874	598,979
Dayton Power and Light Co., 3.95%, 06/15/49	350	305,462
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41	829	896,667
4.60%, 06/15/43	163	160,223

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Dominion Energy South Carolina, Inc. (continued)
5.10%, 06/01/65	$413	$431,836
Dominion Energy, Inc.
7.00%, 06/15/38	163	189,959
4.70%, 12/01/44	829	799,207
Series A, 4.60%, 03/15/49	413	398,784
Series B, 5.95%, 06/15/35	290	320,950
Series C, 3.30%, 04/15/41	225	185,935
Series C, 4.90%, 08/01/41	409	407,653
Series E, 6.30%, 03/15/33	255	289,326
DTE Electric Co.
4.30%, 07/01/44	300	290,336
3.70%, 03/15/45	534	476,649
3.70%, 06/01/46	163	145,975
3.75%, 08/15/47	130	117,642
3.95%, 03/01/49	750	703,005
2.95%, 03/01/50	829	659,944
Series A, 4.00%, 04/01/43	97	90,025
Series A, 4.05%, 05/15/48	163	154,717
Series B, 3.25%, 04/01/51	329	275,195
Series B, 3.65%, 03/01/52	117	105,291
Duke Energy Carolinas LLC
6.10%, 06/01/37	413	463,718
6.05%, 04/15/38	511	585,036
5.30%, 02/15/40	963	1,043,530
4.25%, 12/15/41	829	793,940
4.00%, 09/30/42	413	385,664
3.88%, 03/15/46	800	722,547
3.70%, 12/01/47	413	360,657
3.95%, 03/15/48	829	751,989
3.20%, 08/15/49	769	631,436
3.45%, 04/15/51	225	191,239
3.55%, 03/15/52	892	772,443
Duke Energy Corp.
3.30%, 06/15/41	579	469,486
4.80%, 12/15/45	863	839,764
3.75%, 09/01/46	1,243	1,045,188
3.95%, 08/15/47	413	353,261
4.20%, 06/15/49	413	364,936
3.50%, 06/15/51	829	661,977
Duke Energy Florida LLC
6.35%, 09/15/37	450	528,899
5.65%, 04/01/40	300	332,299
3.40%, 10/01/46	863	709,324
3.00%, 12/15/51	300	235,380
Duke Energy Indiana LLC
6.12%, 10/15/35	500	569,972
6.35%, 08/15/38	450	523,398
6.45%, 04/01/39	200	234,555
3.75%, 05/15/46	413	357,234
Series UUU, 4.20%, 03/15/42	329	297,071
Series WWW, 4.90%, 07/15/43	163	163,001
Series YYY, 3.25%, 10/01/49	800	638,985
Duke Energy Ohio, Inc., 3.70%, 06/15/46	163	141,075
Duke Energy Progress LLC
6.30%, 04/01/38	300	353,475
4.10%, 05/15/42	797	749,556
4.10%, 03/15/43	863	809,704
4.38%, 03/30/44	326	317,087
4.15%, 12/01/44	413	388,033
4.20%, 08/15/45	963	909,363

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Progress LLC (continued)
3.70%, 10/15/46	$413	$358,048
3.60%, 09/15/47	829	719,598
2.50%, 08/15/50	413	294,709
2.90%, 08/15/51	1,026	793,352
4.00%, 04/01/52	100	93,529
El Paso Electric Co., 6.00%, 05/15/35	413	448,024
Emera U.S. Finance LP, 4.75%, 06/15/46	988	908,747
Entergy Arkansas LLC
4.20%, 04/01/49	450	431,742
2.65%, 06/15/51	975	702,966
3.35%, 06/15/52	413	338,677
Entergy Corp., 3.75%, 06/15/50	464	378,469
Entergy Louisiana LLC
4.00%, 03/15/33	863	858,107
3.10%, 06/15/41	400	329,680
4.95%, 01/15/45	350	341,792
4.20%, 09/01/48	163	154,994
4.20%, 04/01/50	829	777,695
2.90%, 03/15/51	1,243	941,285
Entergy Mississippi LLC, 3.85%, 06/01/49	413	364,249
Entergy Texas, Inc., 3.55%, 09/30/49	130	108,137
Evergy Kansas Central, Inc.
4.13%, 03/01/42	400	371,575
4.25%, 12/01/45	829	765,708
3.25%, 09/01/49	413	332,169
3.45%, 04/15/50	413	342,116
Evergy Metro, Inc.
5.30%, 10/01/41	340	361,495
Series 2019, 4.13%, 04/01/49	550	506,878
Eversource Energy, 3.45%, 01/15/50	329	267,658
Exelon Corp.
4.95%, 06/15/35	700	715,838
5.63%, 06/15/35	300	328,211
5.10%, 06/15/45	163	169,166
4.45%, 04/15/46	1,200	1,125,636
4.70%, 04/15/50	1,413	1,385,323
4.10%, 03/15/52(d)	959	864,930
Florida Power & Light Co.
4.95%, 06/01/35	1,055	1,143,047
5.95%, 02/01/38	800	923,653
5.69%, 03/01/40	413	469,491
5.25%, 02/01/41	413	454,238
4.13%, 02/01/42	413	400,976
4.05%, 06/01/42	700	672,609
4.05%, 10/01/44	620	594,689
3.70%, 12/01/47	829	758,443
3.95%, 03/01/48	1,013	968,656
4.13%, 06/01/48	413	403,353
3.99%, 03/01/49	413	394,868
3.15%, 10/01/49	733	609,930
2.88%, 12/04/51	2,200	1,738,803
Georgia Power Co.
4.30%, 03/15/42	829	762,761
4.30%, 03/15/43	340	308,481
5.13%, 05/15/52	1,430	1,506,162
Series A, 3.25%, 03/15/51	600	462,925
Series B, 3.70%, 01/30/50	829	680,469
Iberdrola International BV, 6.75%, 07/15/36	400	465,369
Indiana Michigan Power Co.
6.05%, 03/15/37	113	128,378

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Indiana Michigan Power Co. (continued)
4.25%, 08/15/48	$163	$145,105
Series K, 4.55%, 03/15/46	96	91,586
Series L, 3.75%, 07/01/47	829	706,513
Interstate Power & Light Co.
3.70%, 09/15/46	413	348,494
3.50%, 09/30/49	27	22,091
3.10%, 11/30/51	355	271,474
ITC Holdings Corp., 5.30%, 07/01/43	200	207,054
Kentucky Utilities Co.
5.13%, 11/01/40	850	883,594
4.38%, 10/01/45	829	782,258
3.30%, 06/01/50	225	183,476
Kreditanstalt fuer Wiederaufbau, 4.50%, 09/01/40	829	760,533
Louisville Gas & Electric Co., 4.25%, 04/01/49	829	764,592
MidAmerican Energy Co.
5.80%, 10/15/36	300	346,280
4.80%, 09/15/43	163	167,635
4.40%, 10/15/44	829	811,476
4.25%, 05/01/46	1,000	960,202
3.65%, 08/01/48	413	362,338
4.25%, 07/15/49	1,243	1,205,048
3.15%, 04/15/50	163	132,246
2.70%, 08/01/52	225	169,835
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	413	376,676
Series B, 3.10%, 07/30/51	413	308,766
National Rural Utilities Cooperative Finance Corp., 4.30%, 03/15/49	413	390,123
Nevada Power Co.
Series EE, 3.13%, 08/01/50	329	253,978
Series N, 6.65%, 04/01/36	600	721,347
NextEra Energy Capital Holdings, Inc., 3.00%, 01/15/52	454	341,951
Northern States Power Co.
6.20%, 07/01/37	1,000	1,208,926
3.40%, 08/15/42	130	114,008
4.13%, 05/15/44	250	239,511
4.00%, 08/15/45	250	234,594
3.60%, 05/15/46	500	441,519
3.60%, 09/15/47	953	835,660
2.90%, 03/01/50	366	290,769
3.20%, 04/01/52	145	119,818
4.50%, 06/01/52	626	645,163
NorthWestern Corp., 4.18%, 11/15/44	350	316,557
NSTAR Electric Co., 4.55%, 06/01/52	1,231	1,255,379
Oglethorpe Power Corp.
5.95%, 11/01/39	350	376,788
5.38%, 11/01/40	300	305,960
4.50%, 04/01/47(d)	279	249,415
5.05%, 10/01/48	829	784,960
3.75%, 08/01/50	163	132,481
Ohio Edison Co., 6.88%, 07/15/36	300	365,204
Ohio Power Co.
4.15%, 04/01/48	829	747,352
Series R, 2.90%, 10/01/51	359	269,798
Oklahoma Gas and Electric Co., 4.15%, 04/01/47	500	453,434
Oncor Electric Delivery Co. LLC
7.25%, 01/15/33	350	447,453
5.25%, 09/30/40	163	179,244

Security	Par (000)	Value

Electric Utilities (continued)
Oncor Electric Delivery Co. LLC (continued)
4.55%, 12/01/41	$1,000	$1,011,987
5.30%, 06/01/42	295	322,261
3.75%, 04/01/45	163	146,648
3.80%, 09/30/47	829	760,384
4.10%, 11/15/48	413	395,579
3.80%, 06/01/49	829	758,359
3.10%, 09/15/49	809	656,888
2.70%, 11/15/51	626	468,797
Pacific Gas & Electric Co.
4.50%, 07/01/40	1,659	1,354,616
3.30%, 08/01/40	741	540,801
4.20%, 06/01/41	1,262	968,754
4.75%, 02/15/44	413	330,759
4.30%, 03/15/45	1,026	767,086
4.25%, 03/15/46	1,000	743,983
4.95%, 07/01/50	2,646	2,191,213
3.50%, 08/01/50	1,745	1,233,918
5.25%, 03/01/52	1,243	1,061,503
Pacific Gas and Electric Co.
4.60%, 06/15/43	350	276,305
4.00%, 12/01/46	510	365,006
3.95%, 12/01/47	655	471,195
PacifiCorp
5.75%, 04/01/37	500	549,299
6.00%, 01/15/39	500	563,645
3.30%, 03/15/51	1,000	822,609
PacifiCorp.
5.25%, 06/15/35	163	172,439
6.25%, 10/15/37	700	817,821
6.35%, 07/15/38	243	283,979
4.10%, 02/01/42	163	149,956
4.13%, 01/15/49	829	781,784
4.15%, 02/15/50	413	390,375
2.90%, 06/15/52	1,726	1,323,368
PECO Energy Co.
3.90%, 03/01/48	829	767,965
3.00%, 09/15/49	126	100,310
3.05%, 03/15/51	57	45,827
2.85%, 09/15/51	243	187,712
4.60%, 05/15/52	1,000	1,047,941
Potomac Electric Power Co.
6.50%, 11/15/37	450	549,279
4.15%, 03/15/43	563	531,548
PPL Electric Utilities Corp.
6.25%, 05/15/39	250	293,375
4.75%, 07/15/43	163	165,616
4.15%, 10/01/45	300	280,125
4.15%, 06/15/48	400	379,466
3.00%, 10/01/49	110	86,264
Progress Energy, Inc., 6.00%, 12/01/39	800	866,841
Public Service Co. of Colorado
3.60%, 09/15/42	163	144,109
3.80%, 06/15/47	829	749,611
4.05%, 09/15/49	829	770,053
Series 36, 2.70%, 01/15/51	660	491,480
Series 39, 4.50%, 06/01/52	1,150	1,165,504
Public Service Co. of New Hampshire, 3.60%, 07/01/49	829	726,198

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Public Service Co. of Oklahoma, Series K, 3.15%, 08/15/51	$130	$98,874
Public Service Electric & Gas Co.
3.95%, 05/01/42	385	361,156
3.80%, 03/01/46	1,036	938,123
3.60%, 12/01/47	250	217,117
3.85%, 05/01/49	413	375,501
3.15%, 01/01/50	329	267,165
2.05%, 08/01/50	300	196,049
3.00%, 03/01/51	829	665,833
Series K, 4.05%, 05/01/45	97	87,303
Public Service Electric and Gas Co.
5.80%, 05/01/37	288	336,095
3.80%, 01/01/43	260	236,351
3.20%, 08/01/49	300	246,583
2.70%, 05/01/50	300	224,294
Puget Sound Energy, Inc.
6.27%, 03/15/37	400	464,418
5.80%, 03/15/40	413	454,706
4.22%, 06/15/48	413	373,886
3.25%, 09/15/49	620	483,335
San Diego Gas & Electric Co.
4.15%, 05/15/48	829	775,384
3.70%, 03/15/52	400	353,592
Series RRR, 3.75%, 06/01/47	300	264,172
Series TTT, 4.10%, 06/15/49	300	278,131
Series UUU, 3.32%, 04/15/50	300	244,277
Series WWW, 2.95%, 08/15/51	600	467,337
Sempra Energy
3.80%, 02/01/38	829	735,060
6.00%, 10/15/39	700	768,982
4.00%, 02/01/48	829	728,495
Southern California Edison Co.
6.00%, 01/15/34	1,243	1,373,161
5.63%, 02/01/36	300	313,581
6.05%, 03/15/39	700	753,581
4.05%, 03/15/42	340	291,873
4.65%, 10/01/43	1,038	973,360
4.00%, 04/01/47	1,879	1,582,316
3.65%, 02/01/50	1,429	1,139,239
3.45%, 02/01/52	880	692,860
Series 04-G, 5.75%, 04/01/35	300	318,110
Series 05-E, 5.35%, 07/15/35	300	310,419
Series 08-A, 5.95%, 02/01/38	413	441,253
Series 13-A, 3.90%, 03/15/43	307	256,765
Series 20A, 2.95%, 02/01/51	1,000	714,240
Series B, 4.88%, 03/01/49	413	390,176
Series C, 3.60%, 02/01/45	163	127,891
Series C, 4.13%, 03/01/48	829	717,304
Series E, 5.45%, 06/01/52	243	249,979
Series H, 3.65%, 06/01/51	229	185,919
Southern Co.
4.25%, 07/01/36	550	528,603
4.40%, 07/01/46	1,570	1,460,158
Southern Power Co.
5.15%, 09/15/41	900	889,855
5.25%, 07/15/43	413	406,235
Series F, 4.95%, 12/15/46	829	796,238
Southwestern Electric Power Co.
6.20%, 03/15/40	300	329,837

Security	Par (000)	Value

Electric Utilities (continued)
Southwestern Electric Power Co. (continued)
3.25%, 11/01/51	$329	$252,620
Series J, 3.90%, 04/01/45	340	284,419
Series L, 3.85%, 02/01/48	413	340,503
Southwestern Public Service Co.
3.40%, 08/15/46	250	203,767
3.70%, 08/15/47	413	354,594
3.75%, 06/15/49	829	722,259
Series 8, 3.15%, 05/01/50	329	264,811
Tampa Electric Co.
4.10%, 06/15/42	163	149,618
4.30%, 06/15/48	329	311,808
4.45%, 06/15/49	1,036	993,483
5.00%, 07/15/52	175	184,913
Toledo Edison Co., 6.15%, 05/15/37	26	30,463
Tucson Electric Power Co.
4.85%, 12/01/48	163	163,861
4.00%, 06/15/50	500	438,052
3.25%, 05/01/51	130	99,862
Union Electric Co.
3.90%, 09/15/42	1,000	908,266
3.65%, 04/15/45	285	246,697
4.00%, 04/01/48	829	760,126
3.25%, 10/01/49	413	334,935
3.90%, 04/01/52	829	769,768
Virginia Electric & Power Co.
8.88%, 11/15/38	950	1,361,290
4.00%, 01/15/43	163	148,489
4.45%, 02/15/44	538	523,406
4.60%, 12/01/48	374	374,774
3.30%, 12/01/49	209	172,611
2.45%, 12/15/50	591	420,117
2.95%, 11/15/51	1,113	868,005
Series A, 6.00%, 05/15/37(a)	863	985,592
Series B, 6.00%, 01/15/36	829	948,370
Series B, 3.80%, 09/15/47	413	368,353
Series C, 4.00%, 11/15/46	225	205,902
Series C, 4.63%, 05/15/52	1,279	1,310,416
Series D, 4.65%, 08/15/43	413	408,106
Virginia Electric and Power Co.
6.35%, 11/30/37	1,000	1,190,361
Series B, 4.20%, 05/15/45	300	281,960
Wisconsin Electric Power Co.
5.70%, 12/01/36	500	558,530
4.30%, 10/15/48	620	585,249
Wisconsin Power and Light Co., 6.38%, 08/15/37	200	233,096
Wisconsin Public Service Corp.
3.30%, 09/01/49	516	420,346
2.85%, 12/01/51	153	116,438
Xcel Energy, Inc.
6.50%, 07/01/36	650	774,442
4.80%, 09/15/41	163	158,237
3.50%, 12/01/49	1,130	937,210

		208,867,114

Electrical Equipment — 0.1%
Fortive Corp., 4.30%, 06/15/46	900	808,383
Rockwell Automation, Inc., 4.20%, 03/01/49	829	796,408

		1,604,791

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronic Equipment, Instruments & Components — 0.2%
ABB Finance USA, Inc., 4.38%, 05/08/42	$550	$528,756
Corning, Inc.
5.35%, 11/15/48(a)	620	638,559
3.90%, 11/15/49	163	135,242
4.38%, 11/15/57	620	544,977
5.85%, 11/15/68	496	504,129
5.45%, 11/15/79(a)	963	911,417
Rockwell Automation, Inc., 2.80%, 08/15/61	410	280,868

		3,543,948

Energy Equipment & Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	976	981,791
Baker Hughes Holdings LLC/Baker Hughes Co.- Obligor, Inc., 4.08%, 12/15/47(a)	1,243	1,091,677
Halliburton Co.
4.85%, 11/15/35	829	832,732
6.70%, 09/15/38	800	906,125
4.50%, 11/15/41	450	408,960
4.75%, 08/01/43	1,036	970,313
5.00%, 11/15/45	1,959	1,892,031
NOV, Inc., 3.95%, 12/01/42	847	622,608

		7,706,237

Environmental, Maintenance & Security Service — 0.2%
Nature Conservancy, Series A, 3.96%, 03/01/52	66	62,282
Republic Services, Inc.
2.38%, 03/15/33	1,243	1,063,920
5.70%, 05/15/41	600	664,542
3.05%, 03/01/50	350	269,883
Waste Connections, Inc.
3.05%, 04/01/50	829	639,498
2.95%, 01/15/52	650	494,655
Waste Management, Inc.
2.95%, 06/01/41	470	382,952
4.10%, 03/01/45	355	331,909
4.15%, 07/15/49	413	391,636
2.50%, 11/15/50	450	316,327

		4,617,604

Equity Real Estate Investment Trusts (REITs) — 1.1%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	1,050	822,535
2.95%, 03/15/34	843	733,784
4.85%, 04/15/49	163	155,163
4.00%, 02/01/50	829	704,957
3.00%, 05/18/51	880	622,681
3.55%, 03/15/52	1,030	810,561
American Homes 4 Rent LP
3.38%, 07/15/51	450	320,678
4.30%, 04/15/52	500	417,114
American Tower Corp.
3.70%, 10/15/49	600	475,069
3.10%, 06/15/50	628	459,577
2.95%, 01/15/51	1,070	757,385
AvalonBay Communities, Inc., 3.90%, 10/15/46	163	144,718
Boston Properties LP, 2.45%, 10/01/33	829	658,857
Corporate Office Properties LP, 2.90%, 12/01/33	413	324,392
Crown Castle International Corp.
2.90%, 04/01/41	1,659	1,256,004
4.75%, 05/15/47	350	327,880
5.20%, 02/15/49	400	399,286

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp. (continued)
3.25%, 01/15/51	$900	$680,417
Equinix, Inc.
3.00%, 07/15/50	514	364,438
3.40%, 02/15/52	660	500,708
ERP Operating LP
4.50%, 07/01/44	697	685,404
4.50%, 06/01/45	413	395,115
Essex Portfolio LP
4.50%, 03/15/48	300	275,272
2.65%, 09/01/50	329	212,058
Federal Realty OP LP, 4.50%, 12/01/44	500	452,031
Invitation Homes Operating Partnership LP, 2.70%, 01/15/34	413	329,937
Kilroy Realty LP, 2.65%, 11/15/33	329	261,894
Kimco Realty Corp.
4.25%, 04/01/45	500	436,031
4.45%, 09/01/47	288	257,280
3.70%, 10/01/49	413	329,088
Mid-America Apartments LP, 2.88%, 09/15/51	809	580,103
National Retail Properties, Inc.
3.10%, 04/15/50	829	584,452
3.50%, 04/15/51	350	270,072
3.00%, 04/15/52	378	264,910
Omega Healthcare Investors, Inc., 3.25%, 04/15/33	629	494,135
Realty Income Corp.
2.85%, 12/15/32	700	625,842
1.80%, 03/15/33	213	168,394
Regency Centers LP, 4.40%, 02/01/47	413	371,723
Simon Property Group LP
6.75%, 02/01/40	350	402,883
4.75%, 03/15/42	476	451,306
4.25%, 10/01/44	163	142,641
4.25%, 11/30/46	413	369,211
3.25%, 09/13/49	1,341	1,006,717
3.80%, 07/15/50	829	685,876
UDR, Inc.
1.90%, 03/15/33	563	437,754
2.10%, 06/15/33	1,000	784,703
Ventas Realty LP, 5.70%, 09/30/43	550	565,108
Welltower, Inc., 4.95%, 09/01/48	450	438,075
Weyerhaeuser Co.
3.38%, 03/09/33	350	318,571
4.00%, 03/09/52	350	300,303
WP Carey, Inc., 2.25%, 04/01/33	400	318,407

		24,151,500

Food & Staples Retailing — 1.8%
Campbell Soup Co.
4.80%, 03/15/48	620	602,630
3.13%, 04/24/50	400	303,086
Conagra Brands, Inc.
5.30%, 11/01/38	829	813,091
5.40%, 11/01/48	763	738,192
Dollar General Corp., 4.13%, 04/03/50	429	378,326
Dollar Tree, Inc., 3.38%, 12/01/51	329	244,710
General Mills, Inc.
4.70%, 04/17/48	400	398,066
3.00%, 02/01/51	871	668,864

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food & Staples Retailing (continued)
Ingredion, Inc., 3.90%, 06/01/50	$413	$347,708
Kellogg Co., 4.50%, 04/01/46	553	520,118
Kraft Heinz Foods Co.
5.00%, 07/15/35(a)	671	685,218
6.88%, 01/26/39	813	929,990
4.63%, 10/01/39	413	376,946
6.50%, 02/09/40	671	740,194
5.00%, 06/04/42	987	955,565
5.20%, 07/15/45	1,753	1,745,109
4.38%, 06/01/46	2,700	2,373,319
4.88%, 10/01/49	1,487	1,390,622
5.50%, 06/01/50	763	777,360
Kroger Co.
5.40%, 07/15/40	900	946,072
5.15%, 08/01/43	309	316,086
3.88%, 10/15/46	413	359,920
4.45%, 02/01/47	829	793,061
4.65%, 01/15/48	413	403,696
5.40%, 01/15/49	413	448,699
3.95%, 01/15/50	1,025	915,954
Sysco Corp.
4.85%, 10/01/45	697	684,435
4.50%, 04/01/46	428	398,997
4.45%, 03/15/48	413	378,490
3.30%, 02/15/50	400	313,914
6.60%, 04/01/50	1,279	1,552,938
3.15%, 12/14/51	600	455,461
Target Corp.
7.00%, 01/15/38	655	837,507
4.00%, 07/01/42	950	920,323
3.63%, 04/15/46	702	631,831
3.90%, 11/15/47	413	386,388
2.95%, 01/15/52	850	680,679
Walgreens Boots Alliance, Inc.
4.65%, 06/01/46(a)	1,050	943,289
4.10%, 04/15/50	829	680,901
Walmart, Inc.
5.25%, 09/01/35	1,200	1,401,687
3.95%, 06/28/38	500	501,233
5.63%, 04/01/40	1,659	1,968,843
5.63%, 04/15/41(a)	550	653,758
2.50%, 09/22/41	2,654	2,181,518
4.30%, 04/22/44	300	303,450
4.05%, 06/29/48	1,493	1,524,881
2.95%, 09/24/49	550	466,038
2.65%, 09/22/51	1,792	1,425,235

		38,464,398

Food Products — 0.4%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	700	796,008
4.02%, 04/16/43	59	56,261
3.75%, 09/15/47	429	403,507
4.50%, 03/15/49	829	876,523
2.70%, 09/15/51	600	470,353
Hershey Co.
3.13%, 11/15/49(a)	413	342,472
2.65%, 06/01/50	300	232,330
Hormel Foods Corp., 3.05%, 06/03/51	413	336,344
J M Smucker Co.
4.25%, 03/15/35	513	496,276

Security	Par (000)	Value

Food Products (continued)
J M Smucker Co. (continued)
4.38%, 03/15/45	$413	$375,150
3.55%, 03/15/50	130	101,059
Mondelez International, Inc., 2.63%, 09/04/50	880	630,168
Tyson Foods, Inc.
4.88%, 08/15/34	425	444,876
5.15%, 08/15/44	413	426,853
4.55%, 06/02/47	163	156,757
5.10%, 09/28/48	1,243	1,310,619

		7,455,556

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories
4.75%, 11/30/36	1,866	2,089,923
6.15%, 11/30/37	500	615,898
5.30%, 05/27/40	413	466,499
4.75%, 04/15/43	563	599,170
4.90%, 11/30/46(a)	2,959	3,298,591
Baxter International, Inc.
3.50%, 08/15/46	413	335,282
3.13%, 12/01/51	371	281,834
Becton Dickinson & Co.
4.69%, 12/15/44	1,075	1,077,014
4.67%, 06/06/47	1,563	1,551,589
3.79%, 05/20/50(a)	774	670,666
Boston Scientific Corp.
4.55%, 03/01/39	615	601,157
7.38%, 01/15/40	250	313,183
4.70%, 03/01/49	439	438,439
Danaher Corp.
4.38%, 09/15/45	225	218,072
2.60%, 10/01/50	813	595,260
2.80%, 12/10/51	660	506,543
DH Europe Finance II Sarl
3.25%, 11/15/39	729	637,589
3.40%, 11/15/49	558	476,440
Koninklijke Philips NV
6.88%, 03/11/38	829	970,895
5.00%, 03/15/42	413	403,752
Medtronic, Inc.
4.38%, 03/15/35	1,638	1,723,397
4.63%, 03/15/45	1,850	1,950,443
PerkinElmer, Inc., 3.63%, 03/15/51	300	237,163
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51	500	405,928
Stryker Corp.
4.63%, 03/15/46	1,036	1,025,388
2.90%, 06/15/50	413	310,760
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	1,177	969,149
4.10%, 08/15/47	763	761,105
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	250	258,408
4.45%, 08/15/45	413	366,142

		24,155,679

Health Care Providers & Services — 4.5%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	66	48,705
Adventist Health System, 3.63%, 03/01/49	127	107,181
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	27	25,915
3.39%, 10/15/49	1,585	1,319,086

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Advocate Health & Hospitals Corp. (continued)
Series 2020, 3.01%, 06/15/50	$198	$147,402
Aetna, Inc.
6.63%, 06/15/36	700	816,051
6.75%, 12/15/37	475	557,755
4.50%, 05/15/42	428	398,481
4.75%, 03/15/44	849	808,265
3.88%, 08/15/47	869	747,092
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51	388	281,239
Allina Health System, Series 2019, 3.89%, 04/15/49	142	128,065
AmerisourceBergen Corp.
4.25%, 03/01/45	663	601,475
4.30%, 12/15/47(a)	413	390,664
Ascension Health
3.95%, 11/15/46	1,243	1,158,278
Series B, 3.11%, 11/15/39	2,000	1,695,918
Banner Health
2.91%, 01/01/42	1,640	1,304,476
2.91%, 01/01/51	231	174,398
Series 2020, 3.18%, 01/01/50	118	92,836
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	213	188,733
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	2,496	1,855,649
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49	1,000	831,301
Bon Secours Mercy Health, Inc., Series 20-2, 3.21%, 06/01/50	110	82,816
Cardinal Health, Inc.
4.50%, 11/15/44	400	355,659
4.90%, 09/15/45	620	582,783
4.37%, 06/15/47	413	366,153
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	130	123,824
Children’s Hospital Medical Center, 4.27%, 05/15/44	1,000	963,953
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	93	65,916
City of Hope, Series 2013, 5.62%, 11/15/43	610	680,704
CommonSpirit Health
3.82%, 10/01/49	1,037	870,060
4.19%, 10/01/49(a)	1,761	1,507,297
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50	225	164,393
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	1,000	821,224
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	1,164	1,058,821
Dignity Health, 5.27%, 11/01/64	26	25,376
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	862	789,062
Elevance Health, Inc.
5.95%, 12/15/34	350	396,118
6.38%, 06/15/37	350	422,217
4.63%, 05/15/42	900	900,044
4.65%, 01/15/43	1,659	1,651,702
5.10%, 01/15/44	745	776,843
4.65%, 08/15/44	788	781,620
4.38%, 12/01/47	879	849,182
4.55%, 03/01/48	620	612,535
3.70%, 09/15/49	800	696,687
3.13%, 05/15/50	999	791,198

Security	Par (000)	Value

Health Care Providers & Services (continued)
Elevance Health, Inc. (continued)
3.60%, 03/15/51	$1,220	$1,045,252
4.55%, 05/15/52	679	678,464
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52	326	333,423
Hackensack Meridian Health, Inc.
4.50%, 07/01/57	2,000	1,969,999
Series 2020, 2.68%, 09/01/41	126	97,015
Series 2020, 2.88%, 09/01/50	657	485,496
Hartford HealthCare Corp., 3.45%, 07/01/54	113	93,965
HCA, Inc.
5.13%, 06/15/39	829	789,110
4.38%, 03/15/42(d)	500	428,484
5.50%, 06/15/47	1,479	1,429,217
5.25%, 06/15/49	1,986	1,864,371
3.50%, 07/15/51	1,495	1,104,000
4.63%, 03/15/52(d)	1,276	1,112,513
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	1,127	1,002,290
Humana, Inc.
4.63%, 12/01/42	829	799,555
4.95%, 10/01/44	563	569,955
4.80%, 03/15/47	130	127,515
3.95%, 08/15/49	400	352,121
Indiana University Health, Inc. Obligated Group,
Series 2021, 2.85%, 11/01/51	1,413	1,032,078
Inova Health System Foundation, 4.07%, 05/15/52	25	23,531
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	122	105,217
Johns Hopkins Health System Corp., 3.84%, 05/15/46	2,113	1,945,986
Kaiser Foundation Hospitals
4.15%, 05/01/47	919	873,246
Series 2019, 3.27%, 11/01/49	243	196,393
Series 2021, 2.81%, 06/01/41	1,430	1,130,509
Series 2021, 3.00%, 06/01/51	3,055	2,343,740
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	600	533,065
Series 2020, 3.19%, 07/01/49	913	722,365
Series 2020, 3.34%, 07/01/60	329	252,189
Mayo Clinic
Series 2016, 4.13%, 11/15/52	225	216,211
Series 2021, 3.20%, 11/15/61	301	229,574
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	25	21,022
Memorial Health Services, 3.45%, 11/01/49	323	269,800
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130	139,051
4.13%, 07/01/52	130	123,681
Series 2020, 2.96%, 01/01/50	2,505	1,908,810
Methodist Hospital, Series 20A, 2.71%, 12/01/50	942	673,719
Montefiore Obligated Group, 4.29%, 09/01/50	300	224,772
Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52	103	88,752
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 07/01/48(a)	1,500	1,346,142
Series 2019, 3.74%, 07/01/49(a)	225	187,099
Series 2020, 3.39%, 07/01/50	120	93,538
MultiCare Health System, 2.80%, 08/15/50	1,000	723,886
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52	25	25,551
New York & Presbyterian Hospital
2.26%, 08/01/40	413	303,901

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
New York & Presbyterian Hospital (continued)
4.02%, 08/01/45	$97	$91,477
2.61%, 08/01/60	413	272,846
Series 2019, 3.95%, 08/01/2119	270	216,252
Northwell Healthcare, Inc.
3.98%, 11/01/46	130	114,937
3.81%, 11/01/49	1,544	1,320,413
Novant Health, Inc.
2.64%, 11/01/36	66	54,970
3.17%, 11/01/51	2,358	1,837,726
3.32%, 11/01/61	141	107,437
NYU Langone Hospitals
4.37%, 07/01/47	545	508,393
Series 13-A, 5.75%, 07/01/43	500	569,306
Series 2020, 3.38%, 07/01/55	500	387,097
OhioHealth Corp., 2.83%, 11/15/41	272	216,232
Orlando Health Obligated Group, 3.33%, 10/01/50	125	100,987
PeaceHealth Obligated Group, Series 2020, 3.22%, 11/15/50	66	50,692
Piedmont Healthcare, Inc., Series 2042, 2.72%, 01/01/42	106	80,900
Presbyterian Healthcare Services, 4.88%, 08/01/52	108	114,664
Providence St Joseph Health Obligated Group,
Series 21-A, 2.70%, 10/01/51	1,749	1,188,809
Queen’s Health Systems, 4.81%, 07/01/52	60	62,069
Rady Children’s Hospital-San Diego, Series 21-A, 3.15%, 08/15/51	57	44,861
RWJ Barnabas Health, Inc., 3.95%, 07/01/46	1,150	1,048,173
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50	113	80,494
Sentara Healthcare, Series 2021, 2.93%, 11/01/51	63	47,097
Stanford Health Care, 3.03%, 08/15/51	579	448,931
Summa Health, 3.51%, 11/15/51	130	107,005
Sutter Health
Series 2018, 4.09%, 08/15/48	27	24,497
Series 20A, 3.36%, 08/15/50	276	222,197
Series 20-A, 3.16%, 08/15/40	115	92,134
Texas Health Resources, 2.33%, 11/15/50	107	70,911
Toledo Hospital, 6.02%, 11/15/48	59	56,111
Trinity Health Corp.
4.13%, 12/01/45	1,500	1,415,924
Series 2019, 3.43%, 12/01/48	64	55,168
Series 2021, 2.63%, 12/01/40	29	22,404
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	212	216,980
UnitedHealth Group, Inc.
4.63%, 07/15/35	1,158	1,232,263
5.80%, 03/15/36	1,000	1,174,407
6.63%, 11/15/37	800	1,010,353
6.88%, 02/15/38	1,226	1,564,902
3.50%, 08/15/39	1,384	1,258,657
2.75%, 05/15/40	1,175	956,273
5.95%, 02/15/41	26	30,193
3.05%, 05/15/41(a)	1,639	1,393,013
4.63%, 11/15/41	496	512,301
4.38%, 03/15/42	650	647,040
3.95%, 10/15/42	597	564,156
4.25%, 03/15/43	1,163	1,146,192
4.75%, 07/15/45	1,143	1,203,944

Security	Par (000)	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
4.20%, 01/15/47	$620	$604,229
4.25%, 04/15/47	829	809,145
3.75%, 10/15/47	1,113	1,011,746
4.25%, 06/15/48	1,160	1,135,425
4.45%, 12/15/48	1,579	1,592,932
3.70%, 08/15/49	1,243	1,121,508
2.90%, 05/15/50	1,069	846,038
3.25%, 05/15/51	2,558	2,152,728
3.88%, 08/15/59	1,379	1,257,810
3.13%, 05/15/60	1,150	900,582
4.95%, 05/15/62	1,000	1,079,310
WakeMed, Series A, 3.29%, 10/01/52	59	46,073
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	28	27,721
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	57	39,049

		96,597,809

Health Care Technology — 0.0%
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	145	109,660
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	721	677,293
Quest Diagnostics, Inc., 4.70%, 03/30/45	163	152,671

		939,624

Hotels, Restaurants & Leisure — 0.6%
Darden Restaurants, Inc., 4.55%, 02/15/48	413	349,546
Marriott International, Inc.
Series GG, 3.50%, 10/15/32	900	803,310
Series II, 2.75%, 10/15/33	550	450,053
McDonald’s Corp.
4.70%, 12/09/35	586	616,068
6.30%, 10/15/37	650	782,324
6.30%, 03/01/38	829	981,114
5.70%, 02/01/39	300	336,518
3.70%, 02/15/42	26	22,929
4.60%, 05/26/45	829	824,790
4.88%, 12/09/45	1,379	1,443,608
4.45%, 03/01/47	413	403,739
4.45%, 09/01/48	600	597,813
3.63%, 09/01/49	1,374	1,194,181
4.20%, 04/01/50	1,152	1,097,155
Starbucks Corp.
3.75%, 12/01/47	829	709,521
4.50%, 11/15/48	800	765,470
3.35%, 03/12/50	829	659,475
3.50%, 11/15/50	1,410	1,162,485

		13,200,099

Household Durables — 0.1%
Leggett & Platt, Inc., 3.50%, 11/15/51	500	394,714
MDC Holdings, Inc., 6.00%, 01/15/43	329	280,253
PulteGroup, Inc., 6.38%, 05/15/33	900	961,884
Whirlpool Corp.
5.15%, 03/01/43	130	122,322
4.50%, 06/01/46	413	363,514
4.60%, 05/15/50	496	442,862

		2,565,549

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products — 0.0%
Church & Dwight Co., Inc., 3.95%, 08/01/47	$750	$682,395

Insurance — 3.4%
Aflac, Inc.
4.00%, 10/15/46	340	299,905
4.75%, 01/15/49	413	411,716
Alleghany Corp., 3.25%, 08/15/51	829	629,952
Allstate Corp.
5.55%, 05/09/35	450	508,190
5.95%, 04/01/36	150	175,468
4.50%, 06/15/43	397	384,469
4.20%, 12/15/46	829	775,589
3.85%, 08/10/49(a)	829	743,469
(3 mo. LIBOR US + 2.12%), 6.50%, 05/15/67(b)	425	442,538
American Financial Group, Inc., 4.50%, 06/15/47	620	543,904
American International Group, Inc.
3.88%, 01/15/35	500	468,090
6.25%, 05/01/36	750	873,515
4.50%, 07/16/44	700	660,166
4.80%, 07/10/45	620	599,816
4.75%, 04/01/48	829	806,625
4.38%, 06/30/50	963	908,099
Aon Corp., 6.25%, 09/30/40	255	289,027
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	600	437,435
3.90%, 02/28/52(a)	889	770,309
Aon Global Ltd.
4.60%, 06/14/44	563	524,227
4.75%, 05/15/45	413	392,053
Arch Capital Finance LLC, 5.03%, 12/15/46	500	481,014
Arch Capital Group Ltd.
7.35%, 05/01/34(a)	500	616,573
3.64%, 06/30/50	829	669,032
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	59	58,727
Arthur J Gallagher & Co.
3.50%, 05/20/51	763	603,862
3.05%, 03/09/52	300	214,865
Assured Guaranty U.S. Holdings, Inc., 3.60%, 09/15/51	300	231,692
Athene Holding Ltd.
3.95%, 05/25/51	194	145,833
3.45%, 05/15/52	700	496,912
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	700	808,387
4.40%, 05/15/42	676	672,021
4.30%, 05/15/43	463	456,129
4.20%, 08/15/48(a)	2,209	2,174,474
4.25%, 01/15/49	1,879	1,851,177
2.85%, 10/15/50	1,629	1,241,277
2.50%, 01/15/51	628	448,089
3.85%, 03/15/52	2,567	2,328,787
Berkshire Hathaway, Inc., 4.50%, 02/11/43	911	927,780
Brighthouse Financial, Inc.
4.70%, 06/22/47	985	801,706
3.85%, 12/22/51	350	242,685
Brown & Brown, Inc., 4.95%, 03/17/52	470	429,471
Chubb Corp.
6.00%, 05/11/37	800	962,423
Series 1, 6.50%, 05/15/38	526	633,205
Chubb INA Holdings, Inc.
4.15%, 03/13/43	97	90,951

Security	Par (000)	Value

Insurance (continued)
Chubb INA Holdings, Inc. (continued)
4.35%, 11/03/45	$1,659	$1,620,812
2.85%, 12/15/51	413	313,133
3.05%, 12/15/61	936	699,625
Cincinnati Financial Corp., 6.13%, 11/01/34	310	356,028
Corebridge Financial, Inc.(d)
4.35%, 04/05/42	525	459,345
4.40%, 04/05/52	975	841,925
Equitable Holdings, Inc., 5.00%, 04/20/48	1,229	1,182,171
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	1,113	869,849
3.13%, 10/15/52	745	545,707
Fidelity National Financial, Inc., 3.20%, 09/17/51	272	176,460
Hartford Financial Services Group, Inc.
5.95%, 10/15/36	500	565,271
6.10%, 10/01/41	26	29,026
4.30%, 04/15/43	500	454,307
3.60%, 08/19/49(a)	1,106	905,900
2.90%, 09/15/51	329	236,926
Jackson Financial, Inc., 4.00%, 11/23/51(d)	400	282,393
Lincoln National Corp.
6.30%, 10/09/37	163	185,836
7.00%, 06/15/40	425	496,513
4.35%, 03/01/48	130	112,711
4.38%, 06/15/50	413	355,672
Loews Corp., 6.00%, 02/01/35	300	336,690
Manulife Financial Corp., 5.38%, 03/04/46	579	629,735
Markel Corp.
5.00%, 04/05/46	400	386,139
4.30%, 11/01/47	620	543,754
4.15%, 09/17/50	413	353,201
3.45%, 05/07/52	475	364,174
Marsh & McLennan Cos., Inc.
5.88%, 08/01/33	400	449,040
4.35%, 01/30/47	513	480,940
4.20%, 03/01/48	413	377,190
4.90%, 03/15/49	1,279	1,328,252
2.90%, 12/15/51	343	251,587
MetLife, Inc.
6.38%, 06/15/34	1,863	2,210,664
5.70%, 06/15/35	1,050	1,189,635
5.88%, 02/06/41	655	736,386
4.13%, 08/13/42	825	764,523
4.88%, 11/13/43	1,036	1,068,153
4.72%, 12/15/44	450	443,920
4.05%, 03/01/45	1,013	923,988
4.60%, 05/13/46	1,243	1,246,594
5.00%, 07/15/52	260	277,221
Nationwide Financial Services, Inc., 6.75%, 05/15/87	340	339,726
Old Republic International Corp., 3.85%, 06/11/51	480	378,980
Principal Financial Group, Inc.
6.05%, 10/15/36	450	513,343
4.63%, 09/15/42	250	240,757
4.30%, 11/15/46	163	150,310
Progressive Corp.
6.25%, 12/01/32	340	403,267
4.35%, 04/25/44	26	24,751
3.70%, 01/26/45	130	112,295
4.13%, 04/15/47	813	763,110
4.20%, 03/15/48	413	388,636
3.95%, 03/26/50	413	378,722

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Progressive Corp. (continued)
3.70%, 03/15/52	$455	$396,390
Prudential Financial, Inc.
5.70%, 12/14/36	700	789,755
3.00%, 03/10/40	829	693,009
4.60%, 05/15/44	763	745,031
3.91%, 12/07/47	813	722,660
4.42%, 03/27/48	450	428,309
3.94%, 12/07/49	752	667,308
4.35%, 02/25/50	829	791,835
3.70%, 03/13/51	1,386	1,199,313
Travelers Cos., Inc.
6.75%, 06/20/36	163	205,776
6.25%, 06/15/37	1,113	1,373,435
4.60%, 08/01/43	702	695,726
4.30%, 08/25/45	163	155,597
3.75%, 05/15/46	450	395,742
4.00%, 05/30/47	1,163	1,070,489
4.05%, 03/07/48	450	415,281
4.10%, 03/04/49	163	151,918
2.55%, 04/27/50	450	323,523
3.05%, 06/08/51	829	658,654
Travelers Property Casualty Corp., 6.38%, 03/15/33	26	31,679
Unum Group
5.75%, 08/15/42	163	155,141
4.50%, 12/15/49	163	127,134
4.13%, 06/15/51	975	723,479
Voya Financial, Inc.
5.70%, 07/15/43	413	430,739
4.80%, 06/15/46	255	239,110
W R Berkley Corp.
4.00%, 05/12/50	413	356,788
3.55%, 03/30/52	413	325,537
3.15%, 09/30/61	300	207,947
Willis North America, Inc.
5.05%, 09/15/48	300	286,639
3.88%, 09/15/49	480	384,544
XLIT Ltd., 5.50%, 03/31/45	663	704,405

		73,829,820

Interactive Media & Services — 0.3%
Alibaba Group Holding Ltd.
2.70%, 02/09/41	950	658,493
3.25%, 02/09/61	950	632,491
Alphabet, Inc.
1.90%, 08/15/40	1,741	1,312,673
2.05%, 08/15/50	2,510	1,788,719
2.25%, 08/15/60	2,043	1,420,680
eBay, Inc.
4.00%, 07/15/42	600	525,467
3.65%, 05/10/51	813	658,488

		6,997,011

Internet & Direct Marketing Retail — 1.2%
Alibaba Group Holding Ltd.
4.50%, 11/28/34	500	473,745
4.00%, 12/06/37	478	423,518
4.20%, 12/06/47	1,451	1,186,918
3.15%, 02/09/51	1,166	792,320
4.40%, 12/06/57	478	391,900

Security	Par (000)	Value

Internet & Direct Marketing Retail (continued)
Amazon.com, Inc.
4.80%, 12/05/34	$1,496	$1,655,731
3.88%, 08/22/37	2,829	2,848,485
2.88%, 05/12/41	2,060	1,736,670
4.95%, 12/05/44	1,513	1,669,781
4.05%, 08/22/47	3,573	3,532,098
2.50%, 06/03/50	2,829	2,123,620
3.10%, 05/12/51	3,309	2,780,776
3.95%, 04/13/52	926	900,227
4.25%, 08/22/57	1,209	1,200,114
2.70%, 06/03/60	2,029	1,461,389
3.25%, 05/12/61	1,779	1,458,304
4.10%, 04/13/62	1,329	1,289,149

		25,924,745

Internet Software & Services — 0.1%
Oracle Corp., 6.50%, 04/15/38	1,200	1,271,669

IT Services — 0.5%
Fidelity National Information Services, Inc.
3.10%, 03/01/41	416	315,037
5.63%, 07/15/52	440	457,695
Fiserv, Inc., 4.40%, 07/01/49	1,677	1,506,100
International Business Machines Corp.
5.88%, 11/29/32	500	569,666
4.15%, 05/15/39	1,650	1,550,099
2.85%, 05/15/40	655	521,789
4.00%, 06/20/42	702	636,437
4.70%, 02/19/46	941	923,199
4.25%, 05/15/49	2,495	2,305,663
2.95%, 05/15/50	964	720,491
3.43%, 02/09/52	550	442,640
4.90%, 07/27/52	600	604,728
Kyndryl Holdings, Inc., 4.10%, 10/15/41(d)	829	551,401
Verisk Analytics, Inc.
5.50%, 06/15/45	300	311,650
3.63%, 05/15/50	272	220,013

		11,636,608

Leisure Products — 0.0%
Hasbro, Inc.
6.35%, 03/15/40	413	441,339
5.10%, 05/15/44	255	237,440

		678,779

Machinery — 0.6%
Brunswick Corp., 5.10%, 04/01/52	329	251,274
Caterpillar, Inc.
5.20%, 05/27/41	994	1,115,680
3.80%, 08/15/42	1,951	1,869,276
3.25%, 09/19/49	829	715,827
3.25%, 04/09/50	829	716,635
4.75%, 05/15/64	400	424,489
Deere & Co.
3.90%, 06/09/42	1,104	1,082,634
2.88%, 09/07/49	317	263,842
3.75%, 04/15/50(a)	750	730,666
Otis Worldwide Corp.
3.11%, 02/15/40	829	665,503
3.36%, 02/15/50	676	531,591
Snap-on, Inc.
4.10%, 03/01/48	350	331,314

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Snap-on, Inc. (continued)
3.10%, 05/01/50	$829	$676,458
Stanley Black & Decker, Inc.
5.20%, 09/01/40	350	367,125
4.85%, 11/15/48(a)	463	472,206
2.75%, 11/15/50	675	484,610
Valmont Industries, Inc., 5.00%, 10/01/44	829	785,935
Xylem, Inc., 4.38%, 11/01/46	413	382,564

		11,867,629

Media — 5.3%
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	1,085	1,028,904
4.30%, 07/29/49	498	459,681
3.65%, 08/15/52	658	543,362
Series US-6, 3.20%, 02/15/52	559	428,977
Charter Communications Operating LLC/Charter Communications Operating Capital
4.40%, 04/01/33	430	399,071
6.38%, 10/23/35	2,013	2,115,528
5.38%, 04/01/38	829	759,069
3.50%, 06/01/41	1,579	1,155,920
3.50%, 03/01/42	1,363	993,518
6.48%, 10/23/45	2,643	2,653,961
5.38%, 05/01/47	2,543	2,237,277
5.75%, 04/01/48	1,459	1,344,842
5.13%, 07/01/49	829	713,720
4.80%, 03/01/50	2,826	2,331,946
3.70%, 04/01/51	2,046	1,438,213
3.90%, 06/01/52	2,425	1,751,949
5.25%, 04/01/53	1,002	877,048
6.83%, 10/23/55	163	168,997
3.85%, 04/01/61	1,967	1,343,579
4.40%, 12/01/61	1,429	1,063,262
3.95%, 06/30/62	1,243	868,706
5.50%, 04/01/63(a)	1,000	875,580
Comcast Corp.
4.25%, 01/15/33	1,738	1,778,227
7.05%, 03/15/33	1,050	1,295,359
4.20%, 08/15/34	1,853	1,861,152
5.65%, 06/15/35	900	1,022,036
4.40%, 08/15/35	163	166,383
3.20%, 07/15/36	1,163	1,037,483
3.90%, 03/01/38	1,213	1,141,969
4.60%, 10/15/38	1,370	1,381,499
3.25%, 11/01/39	1,579	1,353,041
3.75%, 04/01/40	1,629	1,499,025
4.65%, 07/15/42	475	473,158
4.75%, 03/01/44	308	308,492
4.60%, 08/15/45	1,036	1,021,041
3.40%, 07/15/46	1,413	1,179,518
4.00%, 08/15/47	1,163	1,054,001
3.97%, 11/01/47	2,243	2,027,299
4.00%, 03/01/48	1,163	1,059,662
4.70%, 10/15/48	2,036	2,064,243
4.00%, 11/01/49	2,039	1,843,774
2.80%, 01/15/51	200	148,520
2.89%, 11/01/51	5,109	3,832,765
2.45%, 08/15/52	1,409	975,530
4.05%, 11/01/52	1,047	954,069
2.94%, 11/01/56	4,051	2,955,539

Security	Par (000)	Value

Media (continued)
Comcast Corp. (continued)
4.95%, 10/15/58	$829	$863,887
2.65%, 08/15/62	1,300	881,263
2.99%, 11/01/63	4,079	2,923,782
Discovery Communications LLC
5.00%, 09/20/37(a)	163	153,764
6.35%, 06/01/40	700	715,434
5.20%, 09/20/47	1,099	969,543
5.30%, 05/15/49	413	367,887
4.65%, 05/15/50	829	683,025
4.00%, 09/15/55	1,275	925,873
Fox Corp.
5.48%, 01/25/39	829	848,446
5.58%, 01/25/49	1,229	1,245,061
Grupo Televisa SAB
6.63%, 01/15/40	463	508,374
5.00%, 05/13/45	650	615,855
6.13%, 01/31/46	502	552,294
5.25%, 05/24/49	600	591,113
Magallanes, Inc.(d)
5.05%, 03/15/42	4,150	3,685,087
5.14%, 03/15/52	6,464	5,691,027
5.39%, 03/15/62	2,550	2,251,285
NBCUniversal Media LLC
5.95%, 04/01/41	516	593,141
4.45%, 01/15/43	130	125,002
Paramount Global
6.88%, 04/30/36	1,263	1,362,814
4.85%, 07/01/42	243	207,634
4.38%, 03/15/43	1,186	944,632
5.85%, 09/01/43	911	881,041
5.25%, 04/01/44	163	143,050
4.90%, 08/15/44	829	692,301
4.95%, 05/19/50	829	712,730
TELUS Corp.
4.60%, 11/16/48	630	608,704
4.30%, 06/15/49	413	378,376
Thomson Reuters Corp.
5.85%, 04/15/40	400	428,342
5.65%, 11/23/43	829	865,234
Time Warner Cable LLC
6.55%, 05/01/37	1,138	1,188,271
7.30%, 07/01/38	1,150	1,243,661
6.75%, 06/15/39	1,701	1,730,396
5.88%, 11/15/40	913	872,972
5.50%, 09/01/41	1,450	1,313,583
4.50%, 09/15/42	963	773,588
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	763	909,877
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	500	493,402
4.13%, 06/01/44	813	780,319
Series E, 4.13%, 12/01/41	513	486,242
Walt Disney Co.
6.20%, 12/15/34(a)	788	934,020
6.40%, 12/15/35	1,533	1,856,252
6.65%, 11/15/37	1,036	1,295,600
4.63%, 03/23/40	829	849,398
3.50%, 05/13/40	1,925	1,716,899
5.40%, 10/01/43	550	607,960
4.75%, 09/15/44	413	421,128
7.75%, 12/01/45	250	352,876

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Walt Disney Co. (continued)
4.75%, 11/15/46	$1,243	$1,264,118
2.75%, 09/01/49	1,629	1,234,539
4.70%, 03/23/50	1,427	1,478,932
3.60%, 01/13/51	2,274	1,995,519
3.80%, 05/13/60	1,229	1,084,942

		115,287,390

Metals & Mining — 1.4%
ArcelorMittal SA
7.00%, 10/15/39(a)	771	794,620
6.75%, 03/01/41	225	225,299
Barrick Gold Corp., 5.25%, 04/01/42	787	798,945
Barrick North America Finance LLC
5.70%, 05/30/41	713	758,742
5.75%, 05/01/43	713	770,786
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	713	776,266
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	913	881,427
5.00%, 09/30/43	2,234	2,394,050
Freeport-McMoRan, Inc.
5.40%, 11/14/34	413	412,150
5.45%, 03/15/43	1,844	1,728,556
Newmont Corp.
5.88%, 04/01/35	563	610,286
6.25%, 10/01/39	800	895,753
4.88%, 03/15/42	1,077	1,059,376
5.45%, 06/09/44	380	392,901
Nucor Corp.
6.40%, 12/01/37	550	643,630
3.85%, 04/01/52	550	467,630
2.98%, 12/15/55	413	286,608
Precision Castparts Corp., 4.38%, 06/15/45	413	401,342
Rio Tinto Alcan, Inc.
6.13%, 12/15/33	700	824,346
5.75%, 06/01/35	250	285,977
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	1,088	1,185,761
2.75%, 11/02/51	1,039	794,807
Rio Tinto Finance USA PLC
4.75%, 03/22/42	288	298,473
4.13%, 08/21/42	713	689,947
Southern Copper Corp.
7.50%, 07/27/35	750	892,641
6.75%, 04/16/40	1,119	1,274,261
5.25%, 11/08/42	950	930,311
5.88%, 04/23/45(a)	1,338	1,407,141
Steel Dynamics, Inc., 3.25%, 10/15/50	496	349,495
Teck Resources Ltd.
6.13%, 10/01/35	240	255,957
6.25%, 07/15/41	630	643,098
5.20%, 03/01/42	300	271,247
5.40%, 02/01/43	1,160	1,073,433
Vale Overseas Ltd.
8.25%, 01/17/34	410	482,211
6.88%, 11/21/36(a)	1,250	1,346,875

Security	Par (000)	Value

Metals & Mining (continued)
Vale Overseas Ltd. (continued)
6.88%, 11/10/39	$1,036	$1,119,864
Vale SA, 5.63%, 09/11/42	829	782,265

		29,206,477

Multiline Retail — 0.0%
Kohl’s Corp., 5.55%, 07/17/45	326	236,198
TJX Cos., Inc., 4.50%, 04/15/50	413	425,997

		662,195

Multi-Utilities — 0.6%
Atmos Energy Corp.
4.15%, 01/15/43	26	24,065
4.13%, 10/15/44(a)	640	593,582
4.30%, 10/01/48	413	400,597
4.13%, 03/15/49	1,243	1,170,396
3.38%, 09/15/49	520	431,864
2.85%, 02/15/52	450	341,030
CenterPoint Energy Resources Corp., 5.85%, 01/15/41	163	180,489
NiSource, Inc.
5.95%, 06/15/41	869	929,267
5.25%, 02/15/43	301	300,926
4.80%, 02/15/44	163	154,090
5.65%, 02/01/45	428	448,346
4.38%, 05/15/47	963	890,552
5.00%, 06/15/52	750	758,267
ONE Gas, Inc., 4.66%, 02/01/44	563	524,348
Piedmont Natural Gas Co., Inc.
4.65%, 08/01/43	255	243,629
3.64%, 11/01/46	255	208,206
3.35%, 06/01/50	329	255,105
5.05%, 05/15/52	500	512,857
Southern California Gas Co.
3.75%, 09/15/42	600	521,369
Series UU, 4.13%, 06/01/48	163	146,707
Series VV, 4.30%, 01/15/49	829	771,754
Series WW, 3.95%, 02/15/50	350	311,719
Southern Co. Gas Capital Corp.
5.88%, 03/15/41	550	588,738
4.40%, 06/01/43	261	233,121
3.95%, 10/01/46	620	523,411
4.40%, 05/30/47	350	313,137
Series 21-A, 3.15%, 09/30/51	745	545,089
Southwest Gas Corp., 3.18%, 08/15/51	745	531,116
Washington Gas Light Co.
3.65%, 09/15/49	413	351,768
Series K, 3.80%, 09/15/46	350	306,638

		13,512,183

Offshore Drilling & Other Services — 0.3%
Applied Materials, Inc.
5.85%, 06/15/41	625	742,046
4.35%, 04/01/47	1,020	1,041,457
2.75%, 06/01/50	763	609,352
KLA Corp.
5.00%, 03/15/49	400	426,365
3.30%, 03/01/50	886	739,801
4.95%, 07/15/52	1,045	1,124,405
5.25%, 07/15/62	370	405,760

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Offshore Drilling & Other Services (continued)
Lam Research Corp.
4.88%, 03/15/49	$829	$898,324
2.88%, 06/15/50	779	612,448

		6,599,958

Oil, Gas & Consumable Fuels — 7.8%
BP Capital Markets America, Inc.
3.06%, 06/17/41	1,430	1,182,146
3.00%, 02/24/50	1,979	1,523,429
2.77%, 11/10/50	409	302,701
2.94%, 06/04/51	2,367	1,784,423
3.00%, 03/17/52	1,263	963,256
3.38%, 02/08/61	2,027	1,613,937
Burlington Resources LLC, 5.95%, 10/15/36	550	626,745
Canadian Natural Resources Ltd.
5.85%, 02/01/35	300	312,919
6.50%, 02/15/37	400	441,812
6.25%, 03/15/38	925	1,004,697
4.95%, 06/01/47	1,243	1,225,422
Cenovus Energy, Inc.
5.25%, 06/15/37	1,154	1,160,769
6.80%, 09/15/37	413	473,780
6.75%, 11/15/39	1,100	1,220,750
5.40%, 06/15/47	813	805,895
3.75%, 02/15/52	809	647,200
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	763	614,287
Chevron USA, Inc.
6.00%, 03/01/41	350	422,147
5.25%, 11/15/43	300	330,486
4.20%, 10/15/49	413	392,338
2.34%, 08/12/50	1,163	848,800
CNOOC Petroleum North America ULC
5.88%, 03/10/35	1,000	1,065,500
6.40%, 05/15/37	1,329	1,487,483
7.50%, 07/30/39	1,000	1,224,990
ConocoPhillips, 6.50%, 02/01/39	1,450	1,758,413
ConocoPhillips Co.
3.76%, 03/15/42(d)	980	896,444
4.30%, 11/15/44	829	797,283
5.95%, 03/15/46	300	351,985
3.80%, 03/15/52	988	885,414
4.03%, 03/15/62(d)	1,830	1,629,308
Continental Resources, Inc., 4.90%, 06/01/44(a)	413	333,378
Devon Energy Corp.
5.60%, 07/15/41	1,263	1,298,677
4.75%, 05/15/42	1,119	1,054,568
5.00%, 06/15/45	763	736,103
Diamondback Energy, Inc., 4.40%, 03/24/51	1,163	1,040,177
Eastern Gas Transmission and Storage, Inc., 3.90%, 11/15/49(d)	225	186,147
Enbridge Energy Partners LP
5.50%, 09/15/40	500	514,575
7.38%, 10/15/45	660	818,644
Series B, 7.50%, 04/15/38	350	421,978
Enbridge, Inc.
2.50%, 08/01/33	829	702,955
4.50%, 06/10/44	413	377,379
4.00%, 11/15/49	454	397,393
3.40%, 08/01/51	989	785,187

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
4.90%, 03/15/35	$963	$905,100
7.50%, 07/01/38	500	552,505
6.05%, 06/01/41	700	695,391
6.50%, 02/01/42	1,013	1,048,256
6.10%, 02/15/42	250	245,534
4.95%, 01/15/43	163	140,196
5.15%, 02/01/43	413	365,007
5.95%, 10/01/43	397	386,286
5.30%, 04/01/44	626	564,898
5.00%, 05/15/44	413	360,186
5.15%, 03/15/45	829	735,088
5.35%, 05/15/45	813	740,643
6.13%, 12/15/45	1,036	1,025,477
5.30%, 04/15/47	920	826,835
5.40%, 10/01/47	1,829	1,679,818
Enterprise Products Operating LLC
6.13%, 10/15/39	600	659,475
6.45%, 09/01/40	600	677,163
5.95%, 02/01/41	597	649,642
4.45%, 02/15/43	1,133	1,050,594
4.85%, 03/15/44	1,429	1,369,212
5.10%, 02/15/45	1,036	1,028,948
4.90%, 05/15/46	911	883,547
4.25%, 02/15/48	1,279	1,152,517
4.80%, 02/01/49	1,579	1,533,252
4.20%, 01/31/50	978	862,632
3.70%, 01/31/51(a)	1,025	853,458
3.20%, 02/15/52	1,029	780,154
3.30%, 02/15/53	981	764,607
3.95%, 01/31/60	1,000	821,218
Series D, 6.88%, 03/01/33	500	591,952
Series H, 6.65%, 10/15/34	300	348,274
EOG Resources, Inc.
5.10%, 01/15/36	163	169,189
4.95%, 04/15/50	713	765,015
Equinor ASA
3.63%, 04/06/40	829	760,612
5.10%, 08/17/40	911	984,664
4.25%, 11/23/41	225	220,922
3.95%, 05/15/43	1,650	1,546,011
3.25%, 11/18/49	620	519,925
3.70%, 04/06/50	829	753,466
Exxon Mobil Corp.
3.00%, 08/16/39	713	608,958
4.23%, 03/19/40	1,844	1,819,832
4.11%, 03/01/46	2,329	2,234,874
3.10%, 08/16/49	1,243	1,013,249
4.33%, 03/19/50	2,568	2,553,535
3.45%, 04/15/51(a)	2,365	2,043,563
General Motors Co.
6.25%, 04/15/49	1,779	1,778,751
5.00%, 05/15/50	2,036	1,794,571
Hess Corp.
7.13%, 03/15/33	829	946,608
6.00%, 01/15/40	750	783,170
5.60%, 02/15/41	1,254	1,260,141
5.80%, 04/01/47	829	851,431
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	500	576,235
5.80%, 03/15/35	829	871,336

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP (continued)
6.50%, 02/01/37	$26	$28,511
6.95%, 01/15/38	1,036	1,150,493
6.50%, 09/01/39	600	638,355
6.55%, 09/15/40	350	372,303
7.50%, 11/15/40	650	753,859
6.38%, 03/01/41	413	428,948
4.70%, 11/01/42	400	354,783
5.00%, 03/01/43	513	478,149
5.50%, 03/01/44	620	602,810
5.40%, 09/01/44	463	445,129
Kinder Morgan, Inc.
5.30%, 12/01/34	763	785,853
5.55%, 06/01/45	1,736	1,734,558
5.05%, 02/15/46	620	579,885
5.20%, 03/01/48	1,036	987,931
3.25%, 08/01/50	500	363,379
3.60%, 02/15/51	1,029	801,929
5.45%, 08/01/52(e)	700	701,487
Magellan Midstream Partners LP
5.15%, 10/15/43	400	383,654
4.25%, 09/15/46	163	137,886
4.20%, 10/03/47	660	562,892
3.95%, 03/01/50	686	559,098
Marathon Oil Corp.
6.60%, 10/01/37	763	836,714
5.20%, 06/01/45	513	489,501
Marathon Petroleum Corp.
6.50%, 03/01/41	1,150	1,278,908
4.75%, 09/15/44	763	698,082
4.50%, 04/01/48	829	723,470
MPLX LP
4.50%, 04/15/38	1,700	1,545,408
5.20%, 03/01/47	829	773,988
5.20%, 12/01/47	413	375,018
4.70%, 04/15/48	1,786	1,564,269
5.50%, 02/15/49	1,479	1,428,407
4.95%, 03/14/52	771	706,412
4.90%, 04/15/58	500	432,604
ONEOK Partners LP
6.65%, 10/01/36	500	527,965
6.13%, 02/01/41	575	567,830
6.20%, 09/15/43	350	341,137
ONEOK, Inc.
6.00%, 06/15/35	300	301,937
4.95%, 07/13/47	829	732,439
5.20%, 07/15/48	863	801,689
4.45%, 09/01/49	625	512,086
4.50%, 03/15/50(a)	413	341,050
7.15%, 01/15/51	250	270,008
Ovintiv, Inc.
6.50%, 08/15/34	413	444,042
6.63%, 08/15/37	225	238,923
6.50%, 02/01/38	243	250,984
Phillips 66
4.65%, 11/15/34	1,122	1,145,797
5.88%, 05/01/42	1,476	1,643,185
4.88%, 11/15/44	1,636	1,649,338
3.30%, 03/15/52	967	764,712
Phillips 66 Co., 4.90%, 10/01/46(d)	413	408,387

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/37	$300	$309,943
5.15%, 06/01/42	450	387,724
4.30%, 01/31/43	300	231,896
4.70%, 06/15/44	620	502,946
4.90%, 02/15/45	829	692,554
Shell International Finance BV
4.13%, 05/11/35	1,170	1,170,770
6.38%, 12/15/38	2,125	2,558,234
5.50%, 03/25/40	775	869,326
2.88%, 11/26/41	413	335,739
4.55%, 08/12/43	979	981,639
4.38%, 05/11/45	2,823	2,784,266
4.00%, 05/10/46	1,736	1,607,344
3.75%, 09/12/46	1,095	977,006
3.13%, 11/07/49	778	635,109
3.25%, 04/06/50	2,489	2,078,298
3.00%, 11/26/51	750	600,749
Spectra Energy Partners LP, 4.50%, 03/15/45	1,460	1,337,017
Suncor Energy, Inc.
5.35%, 07/15/33	250	257,510
5.95%, 12/01/34(a)	400	432,564
5.95%, 05/15/35	300	323,144
6.80%, 05/15/38	750	860,914
6.50%, 06/15/38	1,243	1,393,777
6.85%, 06/01/39	613	710,877
4.00%, 11/15/47	829	724,690
3.75%, 03/04/51	621	519,479
Targa Resources Corp.
4.20%, 02/01/33	650	610,528
4.95%, 04/15/52	322	288,037
6.25%, 07/01/52	700	736,633
TotalEnergies Capital International SA
2.99%, 06/29/41	700	580,388
3.46%, 07/12/49	913	777,067
3.13%, 05/29/50	2,279	1,844,066
3.39%, 06/29/60	829	677,390
TransCanada PipeLines Ltd.
4.63%, 03/01/34	1,120	1,131,247
5.60%, 03/31/34	413	440,847
5.85%, 03/15/36	500	547,326
6.20%, 10/15/37	880	1,000,769
4.75%, 05/15/38	1,036	1,013,434
7.25%, 08/15/38	163	199,428
7.63%, 01/15/39	1,113	1,406,988
5.00%, 10/16/43	1,367	1,356,541
4.88%, 05/15/48	470	468,955
5.10%, 03/15/49	1,370	1,425,158
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42	163	150,181
4.60%, 03/15/48	550	513,853
3.95%, 05/15/50	413	355,088
Valero Energy Corp.
6.63%, 06/15/37	1,375	1,564,499
4.90%, 03/15/45	413	394,761
3.65%, 12/01/51	875	694,594
4.00%, 06/01/52	519	437,522
Williams Cos., Inc.
6.30%, 04/15/40	1,113	1,218,189
5.80%, 11/15/43	350	362,255

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (continued)
5.40%, 03/04/44	$829	$818,348
5.75%, 06/24/44	829	853,258
4.90%, 01/15/45	413	384,611
5.10%, 09/15/45	745	720,498
4.85%, 03/01/48	713	670,843
3.50%, 10/15/51	600	471,448

		167,860,290

Personal Products — 0.3%
Colgate-Palmolive Co., 3.70%, 08/01/47	620	578,690
Estee Lauder Cos., Inc.
4.38%, 06/15/45	500	491,090
4.15%, 03/15/47	413	399,400
3.13%, 12/01/49	566	468,510
GSK Consumer Healthcare Capital U.S. LLC, 4.00%, 03/24/52(d)	1,000	910,867
Procter & Gamble Co.
5.55%, 03/05/37	600	725,106
3.55%, 03/25/40(a)	163	155,021
3.60%, 03/25/50	829	807,586
Unilever Capital Corp.
5.90%, 11/15/32	800	951,375
Series 30Y, 2.63%, 08/12/51	704	537,513

		6,025,158

Pharmaceuticals — 6.1%
AbbVie, Inc.
4.55%, 03/15/35	1,720	1,756,257
4.50%, 05/14/35	2,551	2,587,785
4.30%, 05/14/36	1,030	1,023,390
4.05%, 11/21/39	4,137	3,916,856
4.40%, 11/06/42	2,660	2,545,847
4.85%, 06/15/44	1,036	1,051,413
4.75%, 03/15/45	552	545,922
4.70%, 05/14/45	1,973	1,970,904
4.45%, 05/14/46	2,036	1,944,956
4.88%, 11/14/48	829	841,516
4.25%, 11/21/49	5,931	5,569,809
AstraZeneca PLC
6.45%, 09/15/37	2,375	2,985,499
4.00%, 09/18/42	850	821,499
4.38%, 11/16/45	787	799,995
4.38%, 08/17/48	745	762,252
2.13%, 08/06/50	348	246,319
3.00%, 05/28/51	650	545,119
Bristol-Myers Squibb Co.
4.13%, 06/15/39	1,663	1,650,818
2.35%, 11/13/40	650	506,555
3.55%, 03/15/42	1,040	960,255
4.63%, 05/15/44	650	669,867
5.00%, 08/15/45	650	701,279
4.35%, 11/15/47	1,060	1,056,271
4.55%, 02/20/48	1,042	1,064,752
4.25%, 10/26/49	3,153	3,115,265
2.55%, 11/13/50	2,489	1,851,952
3.70%, 03/15/52	1,693	1,539,189
3.90%, 03/15/62	864	781,464
Cigna Corp.
4.80%, 08/15/38	2,229	2,273,312
3.20%, 03/15/40	829	695,385

Security	Par (000)	Value

Pharmaceuticals (continued)
Cigna Corp. (continued)
4.80%, 07/15/46	$1,536	$1,520,981
3.88%, 10/15/47	620	533,410
4.90%, 12/15/48	2,593	2,614,166
3.40%, 03/15/50	829	678,046
3.40%, 03/15/51	1,036	840,310
CVS Health Corp.
4.88%, 07/20/35	829	858,576
4.78%, 03/25/38	4,573	4,576,109
4.13%, 04/01/40	1,010	930,394
2.70%, 08/21/40	1,283	976,346
5.30%, 12/05/43	750	777,544
5.13%, 07/20/45	3,581	3,652,199
5.05%, 03/25/48	6,942	7,051,270
4.25%, 04/01/50	496	451,461
Eli Lilly & Co.
5.55%, 03/15/37	400	482,420
3.70%, 03/01/45	829	785,746
3.95%, 03/15/49	800	807,376
2.25%, 05/15/50	1,659	1,235,108
4.15%, 03/15/59	500	501,583
2.50%, 09/15/60	796	582,282
GlaxoSmithKline Capital, Inc.
5.38%, 04/15/34	163	184,534
6.38%, 05/15/38	2,241	2,754,274
4.20%, 03/18/43	496	484,653
Johnson & Johnson
4.38%, 12/05/33	713	767,679
3.55%, 03/01/36	970	963,559
3.63%, 03/03/37	1,263	1,255,107
5.95%, 08/15/37	850	1,060,019
3.40%, 01/15/38	850	799,662
5.85%, 07/15/38	600	721,989
2.10%, 09/01/40	1,243	958,898
4.50%, 09/01/40	291	305,183
4.85%, 05/15/41	250	272,497
4.50%, 12/05/43	620	645,909
3.70%, 03/01/46	1,663	1,595,860
3.75%, 03/03/47	1,450	1,407,225
3.50%, 01/15/48	1,036	964,094
2.25%, 09/01/50	850	627,131
2.45%, 09/01/60	1,243	896,261
Mead Johnson Nutrition Co., 4.60%, 06/01/44	163	161,765
Merck & Co., Inc.
6.50%, 12/01/33	600	743,848
3.90%, 03/07/39	913	890,145
2.35%, 06/24/40	1,659	1,293,725
3.60%, 09/15/42	450	409,283
4.15%, 05/18/43	1,120	1,100,940
3.70%, 02/10/45	1,876	1,729,362
4.00%, 03/07/49	1,329	1,286,414
2.45%, 06/24/50	1,129	835,592
2.75%, 12/10/51	1,671	1,298,533
2.90%, 12/10/61	1,329	1,000,350
Mylan, Inc.
5.40%, 11/29/43	413	349,358
5.20%, 04/15/48	454	366,429
Novartis Capital Corp.
4.40%, 05/06/44	1,636	1,726,721
4.00%, 11/20/45	1,120	1,109,034

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Novartis Capital Corp. (continued)
2.75%, 08/14/50	$1,110	$913,130
Pfizer, Inc.
4.00%, 12/15/36	1,413	1,456,614
4.10%, 09/15/38	829	834,469
3.90%, 03/15/39	813	796,744
7.20%, 03/15/39	2,166	2,925,512
2.55%, 05/28/40	859	706,240
4.30%, 06/15/43	663	670,800
4.40%, 05/15/44	813	838,575
4.13%, 12/15/46	1,243	1,250,095
4.20%, 09/15/48	813	832,439
4.00%, 03/15/49	829	818,583
2.70%, 05/28/50	1,160	935,685
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	1,391	1,128,717
3.18%, 07/09/50	1,833	1,438,400
3.38%, 07/09/60	1,078	840,796
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	1,313	1,078,340
Viatris, Inc.
3.85%, 06/22/40	1,179	860,250
4.00%, 06/22/50	1,743	1,208,817
Wyeth LLC
6.50%, 02/01/34	813	1,005,208
5.95%, 04/01/37	2,163	2,633,593
Zoetis, Inc.
4.70%, 02/01/43	929	928,633
3.95%, 09/12/47	413	374,354
4.45%, 08/20/48	163	159,093
3.00%, 05/15/50	329	253,763

		132,491,912

Producer Durables: Miscellaneous — 1.0%
Oracle Corp.
4.30%, 07/08/34	1,866	1,706,611
3.90%, 05/15/35	1,213	1,043,136
3.85%, 07/15/36	1,370	1,159,063
3.80%, 11/15/37	1,670	1,373,511
6.13%, 07/08/39	1,413	1,444,879
3.60%, 04/01/40	2,884	2,235,945
3.65%, 03/25/41	585	454,193
4.50%, 07/08/44	413	350,246
4.13%, 05/15/45	1,866	1,492,505
4.00%, 07/15/46	2,866	2,217,899
4.38%, 05/15/55	1,036	825,032
3.85%, 04/01/60	3,341	2,381,068
4.10%, 03/25/61	1,450	1,083,230
Salesforce, Inc.
2.70%, 07/15/41	1,729	1,418,241
2.90%, 07/15/51	1,648	1,317,418
3.05%, 07/15/61	1,300	1,020,504

		21,523,481

Real Estate — 0.1%
Prologis LP
4.38%, 09/15/48	496	483,221
3.00%, 04/15/50	700	550,411

Security	Par (000)	Value

Real Estate (continued)
Prologis LP (continued)
2.13%, 10/15/50	$400	$265,938
VICI Properties LP, 5.63%, 05/15/52	629	607,771

		1,907,341

Road & Rail — 2.6%
Burlington Northern Santa Fe LLC
6.20%, 08/15/36	250	305,284
6.15%, 05/01/37	650	795,226
5.75%, 05/01/40	750	862,439
5.05%, 03/01/41	450	481,731
5.40%, 06/01/41	500	554,401
4.95%, 09/15/41	250	264,671
4.40%, 03/15/42	97	96,474
4.38%, 09/01/42	563	558,406
4.45%, 03/15/43	830	837,477
5.15%, 09/01/43	713	776,525
4.90%, 04/01/44	1,013	1,075,722
4.55%, 09/01/44	813	832,334
4.15%, 04/01/45	1,013	976,671
4.70%, 09/01/45	413	421,285
3.90%, 08/01/46	1,659	1,567,027
4.13%, 06/15/47	763	736,832
4.05%, 06/15/48	829	792,469
4.15%, 12/15/48	413	400,126
3.55%, 02/15/50	931	824,444
3.05%, 02/15/51	329	267,712
3.30%, 09/15/51	829	704,646
2.88%, 06/15/52	650	513,224
Canadian National Railway Co.
6.25%, 08/01/34	400	476,884
6.20%, 06/01/36	450	531,446
3.20%, 08/02/46(a)	660	542,438
3.65%, 02/03/48	1,243	1,094,772
2.45%, 05/01/50	374	267,453
Canadian Pacific Railway Co.
4.80%, 09/15/35	163	170,438
3.00%, 12/02/41	992	818,509
4.80%, 08/01/45	919	932,541
3.10%, 12/02/51	1,792	1,412,229
6.13%, 09/15/2115	763	838,736
CSX Corp.
6.00%, 10/01/36	1,000	1,166,434
6.22%, 04/30/40	600	704,486
5.50%, 04/15/41	500	548,959
4.75%, 05/30/42	911	924,795
4.10%, 03/15/44	750	697,079
3.80%, 11/01/46(a)	750	667,071
4.30%, 03/01/48	620	595,869
4.75%, 11/15/48	600	611,462
4.50%, 03/15/49	829	815,865
3.35%, 09/15/49	140	115,876
3.80%, 04/15/50	454	404,057
3.95%, 05/01/50	371	337,983
2.50%, 05/15/51	975	693,204
4.50%, 08/01/54	413	401,562
4.25%, 11/01/66	663	601,625
4.65%, 03/01/68	413	402,117

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Road & Rail (continued)
Kansas City Southern
4.30%, 05/15/43	$400	$369,264
4.95%, 08/15/45	450	454,128
4.70%, 05/01/48	413	407,319
3.50%, 05/01/50	413	340,679
4.20%, 11/15/69	377	325,174
Norfolk Southern Corp.
4.84%, 10/01/41	600	619,282
3.95%, 10/01/42	626	573,504
4.45%, 06/15/45	163	160,624
4.65%, 01/15/46	600	602,338
3.94%, 11/01/47	745	680,482
4.15%, 02/28/48	713	669,034
3.40%, 11/01/49	276	231,632
3.05%, 05/15/50	1,250	976,205
2.90%, 08/25/51	626	479,738
4.05%, 08/15/52	829	763,169
3.70%, 03/15/53	272	236,165
4.55%, 06/01/53	225	223,558
3.16%, 05/15/55	829	642,233
4.10%, 05/15/2121	829	660,076
Union Pacific Corp.
3.38%, 02/01/35	413	388,157
2.89%, 04/06/36	700	619,550
3.60%, 09/15/37	1,036	981,527
3.55%, 08/15/39	500	452,395
3.20%, 05/20/41	975	840,307
3.38%, 02/14/42	993	871,408
4.05%, 11/15/45	163	151,498
4.05%, 03/01/46	66	62,156
4.50%, 09/10/48	413	411,919
3.25%, 02/05/50	1,711	1,428,958
3.80%, 10/01/51	1,013	913,755
2.95%, 03/10/52	286	221,746
3.50%, 02/14/53	1,216	1,049,320
3.95%, 08/15/59	645	582,061
3.84%, 03/20/60	1,951	1,747,494
3.55%, 05/20/61	977	820,608
2.97%, 09/16/62	1,000	739,663
3.80%, 04/06/71	1,159	990,419
3.85%, 02/14/72(a)	951	825,034

		54,931,595

Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc., 4.39%, 06/01/52	430	437,968
Analog Devices, Inc.
2.80%, 10/01/41	1,701	1,406,930
2.95%, 10/01/51	950	765,527
Broadcom, Inc.(d)
2.60%, 02/15/33	1,700	1,374,217
3.42%, 04/15/33	972	838,209
3.47%, 04/15/34	2,881	2,465,511
3.14%, 11/15/35	3,893	3,130,330
3.19%, 11/15/36	2,700	2,162,690
4.93%, 05/15/37	3,300	3,128,530
3.50%, 02/15/41	2,916	2,320,791
3.75%, 02/15/51	1,085	844,601
General Motors Co., 2.80%, 06/01/50	659	529,868
Honeywell International, Inc.
5.70%, 03/15/37	800	951,063

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Honeywell International, Inc. (continued)
3.81%, 11/21/47	$413	$386,460
Intel Corp.
4.00%, 12/15/32	600	612,167
4.60%, 03/25/40	600	608,882
2.80%, 08/12/41	1,607	1,287,332
4.10%, 05/19/46	2,073	1,930,184
4.10%, 05/11/47	813	762,079
3.73%, 12/08/47	1,909	1,667,948
3.25%, 11/15/49	1,750	1,423,458
4.75%, 03/25/50	2,156	2,190,541
3.05%, 08/12/51	600	461,142
3.10%, 02/15/60	813	598,719
4.95%, 03/25/60(a)	579	598,256
3.20%, 08/12/61	607	455,318
Micron Technology, Inc.
3.37%, 11/01/41	413	311,776
3.48%, 11/01/51	413	295,935
NVIDIA Corp.
3.50%, 04/01/40	988	905,216
3.50%, 04/01/50	1,993	1,781,805
3.70%, 04/01/60	493	442,939
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.00%, 01/15/33	988	1,003,314
3.25%, 05/11/41	963	744,700
3.13%, 02/15/42	413	310,344
3.25%, 11/30/51	225	161,075
Qualcomm, Inc., 4.65%, 05/20/35	963	1,029,917
QUALCOMM, Inc.
4.80%, 05/20/45	1,420	1,514,767
4.30%, 05/20/47	1,243	1,243,923
3.25%, 05/20/50	660	566,200
4.50%, 05/20/52	942	968,335
Texas Instruments, Inc.
3.88%, 03/15/39	829	812,194
4.15%, 05/15/48	1,479	1,495,654
2.70%, 09/15/51	500	398,715
TSMC Arizona Corp.
3.13%, 10/25/41	916	754,564
3.25%, 10/25/51	750	605,333
4.50%, 04/22/52	750	746,745

		49,432,172

Software — 1.6%
Activision Blizzard, Inc., 2.50%, 09/15/50	1,160	841,351
Electronic Arts, Inc., 2.95%, 02/15/51	571	433,161
Microsoft Corp.
3.50%, 02/12/35	1,515	1,525,496
4.20%, 11/03/35	700	751,402
3.45%, 08/08/36	1,742	1,736,653
4.10%, 02/06/37	850	905,167
3.70%, 08/08/46	1,729	1,693,722
4.25%, 02/06/47	1,500	1,586,878
2.53%, 06/01/50	6,411	4,994,247
2.92%, 03/17/52	4,677	3,907,320
4.50%, 02/06/57	1,659	1,793,297
2.68%, 06/01/60	3,708	2,854,952
3.04%, 03/17/62	2,165	1,789,722
Oracle Corp.
5.38%, 07/15/40	2,129	1,995,747

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Oracle Corp. (continued)
4.00%, 11/15/47	$2,243	$1,738,126
3.60%, 04/01/50	3,319	2,419,065
3.95%, 03/25/51	3,134	2,427,316

		33,393,622

Specialty Retail — 0.0%
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52	580	404,255

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.
4.50%, 02/23/36	1,263	1,385,688
2.38%, 02/08/41	1,500	1,214,283
3.85%, 05/04/43	3,000	2,910,570
4.45%, 05/06/44	1,163	1,218,489
3.45%, 02/09/45	2,119	1,930,605
4.38%, 05/13/45	2,013	2,104,505
4.65%, 02/23/46	3,042	3,288,883
3.85%, 08/04/46	2,020	1,945,909
4.25%, 02/09/47	1,163	1,191,218
3.75%, 09/12/47	1,500	1,420,246
3.75%, 11/13/47	1,036	981,373
2.95%, 09/11/49	1,786	1,476,521
2.65%, 05/11/50	2,494	1,959,503
2.40%, 08/20/50	523	387,966
2.65%, 02/08/51	1,436	1,120,417
2.70%, 08/05/51	1,815	1,425,053
2.55%, 08/20/60	1,829	1,343,092
2.80%, 02/08/61	973	744,474
2.85%, 08/05/61	1,430	1,109,233
Dell International LLC/EMC Corp.
8.10%, 07/15/36(a)	901	1,096,575
3.38%, 12/15/41(d)	829	619,462
8.35%, 07/15/46	725	928,281
3.45%, 12/15/51(d)	1,113	786,230
Dell, Inc., 6.50%, 04/15/38(a)	329	333,524
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	413	452,972
6.35%, 10/15/45	1,220	1,284,467
HP, Inc., 6.00%, 09/15/41	1,188	1,212,115

		35,871,654

Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc.
3.25%, 03/27/40	829	743,859
3.88%, 11/01/45	763	731,539
3.38%, 11/01/46	1,243	1,102,458
3.38%, 03/27/50	1,150	1,013,314

		3,591,170

Tobacco — 1.1%
Altria Group, Inc.
5.80%, 02/14/39	1,593	1,507,233
3.40%, 02/04/41	1,429	990,611
4.25%, 08/09/42	850	637,422
4.50%, 05/02/43	629	481,919
5.38%, 01/31/44	1,744	1,561,039
3.88%, 09/16/46	1,436	1,011,923
5.95%, 02/14/49	2,393	2,196,823
4.45%, 05/06/50	541	400,987
3.70%, 02/04/51	745	495,738
4.00%, 02/04/61	979	671,216

Security	Par (000)	Value

Tobacco (continued)
BAT Capital Corp.
4.39%, 08/15/37	$2,366	$1,959,379
3.73%, 09/25/40	730	530,403
4.54%, 08/15/47	2,369	1,766,030
4.76%, 09/06/49	970	745,168
5.28%, 04/02/50	163	132,697
3.98%, 09/25/50	946	656,163
5.65%, 03/16/52	454	400,082
Philip Morris International, Inc.
6.38%, 05/16/38	1,450	1,560,758
4.38%, 11/15/41	600	512,641
4.50%, 03/20/42	550	475,419
3.88%, 08/21/42	588	460,236
4.13%, 03/04/43	671	543,300
4.88%, 11/15/43	663	594,859
4.25%, 11/10/44	950	787,277
Reynolds American, Inc.
5.70%, 08/15/35	1,193	1,144,414
6.15%, 09/15/43	497	459,369
5.85%, 08/15/45	2,150	1,892,404

		24,575,510

Transportation — 0.0%
CSX Corp., 4.50%, 11/15/52	500	497,701

Transportation Infrastructure — 0.7%
FedEx Corp.
3.90%, 02/01/35	423	399,316
3.25%, 05/15/41	708	578,330
3.88%, 08/01/42	500	434,993
4.10%, 04/15/43	500	446,414
5.10%, 01/15/44	650	656,608
4.10%, 02/01/45	500	441,836
4.75%, 11/15/45	1,246	1,206,307
4.55%, 04/01/46	1,220	1,144,807
4.40%, 01/15/47	763	702,131
4.05%, 02/15/48	1,013	888,713
4.95%, 10/17/48	829	827,891
5.25%, 05/15/50	879	915,766
FedEx Corp. 2020-1 Class AA Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	828	738,438
United Parcel Service, Inc.
6.20%, 01/15/38	1,226	1,482,995
5.20%, 04/01/40	829	916,175
4.88%, 11/15/40	400	426,120
3.63%, 10/01/42	163	148,097
3.40%, 11/15/46	142	124,113
3.75%, 11/15/47	963	900,767
4.25%, 03/15/49	829	832,568
3.40%, 09/01/49	575	509,116
5.30%, 04/01/50	829	966,050

		15,687,551

Utilities — 0.2%
American Water Capital Corp.
6.59%, 10/15/37	800	969,299
4.30%, 12/01/42	500	472,493
4.30%, 09/01/45	163	151,650
4.00%, 12/01/46	800	717,828
3.75%, 09/01/47	413	357,831
4.15%, 06/01/49	413	377,746
3.45%, 05/01/50	600	498,888

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
American Water Capital Corp. (continued)
3.25%, 06/01/51	$745	$598,774
Essential Utilities, Inc.
3.35%, 04/15/50	829	645,532
5.30%, 05/01/52	279	294,420

		5,084,461

Wireless Telecommunication Services — 1.6%
America Movil SAB de C.V., 6.13%, 11/15/37	300	339,713
America Movil SAB de CV
6.38%, 03/01/35	750	877,500
6.13%, 03/30/40	1,450	1,645,116
4.38%, 07/16/42	971	911,708
4.38%, 04/22/49	978	933,868
Crown Castle International Corp., 4.15%, 07/01/50	500	431,862
Orange SA
5.38%, 01/13/42	1,512	1,619,112
5.50%, 02/06/44	750	819,560
Rogers Communications, Inc.
4.50%, 03/15/42(d)	726	684,795
5.00%, 03/15/44	1,013	981,587
4.30%, 02/15/48	1,036	916,875
4.35%, 05/01/49	1,036	925,365
3.70%, 11/15/49	979	792,831
4.55%, 03/15/52(d)	1,910	1,789,301
T-Mobile USA, Inc.
4.38%, 04/15/40	2,036	1,894,637
3.00%, 02/15/41	2,559	1,987,611
4.50%, 04/15/50	2,200	2,035,966
3.30%, 02/15/51	3,100	2,370,895
3.40%, 10/15/52	2,859	2,200,460
3.60%, 11/15/60	826	631,475
Vodafone Group PLC
6.25%, 11/30/32(a)	400	449,181
6.15%, 02/27/37	1,463	1,628,329
5.00%, 05/30/38	863	855,718
4.38%, 02/19/43	1,187	1,076,943
5.25%, 05/30/48	2,576	2,557,828
4.88%, 06/19/49	1,493	1,420,685
4.25%, 09/17/50	1,285	1,122,735
5.13%, 06/19/59	496	476,633

		34,378,289

Total Corporate Bonds — 87.6% (Cost: $2,060,186,446)		1,891,061,297

Foreign Agency Obligations

Chile — 0.5%
Chile Government International Bond
2.55%, 07/27/33	2,210	1,880,710
3.10%, 05/07/41	2,500	1,975,000
4.34%, 03/07/42	1,900	1,748,000
3.86%, 06/21/47	1,300	1,130,837
3.50%, 01/25/50	1,578	1,266,148
4.00%, 01/31/52	1,310	1,131,185
3.10%, 01/22/61	1,932	1,379,327
3.25%, 09/21/71	708	498,432

		11,009,639

Security	Par (000)	Value

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	$966	$1,174,475

Indonesia — 0.4%
Indonesia Government International Bond
4.35%, 01/11/48	1,666	1,545,398
5.35%, 02/11/49	900	930,474
3.70%, 10/30/49	1,000	855,110
3.50%, 02/14/50	478	400,564
4.20%, 10/15/50	1,478	1,359,923
3.05%, 03/12/51	1,589	1,301,169
4.30%, 03/31/52	750	705,082
3.20%, 09/23/61	478	368,710
4.45%, 04/15/70	750	691,020
3.35%, 03/12/71	750	576,645

		8,734,095

Israel — 0.3%
Israel Government International Bond
4.50%, 01/30/43	1,085	1,119,449
4.13%, 01/17/48	778	756,265
3.88%, 07/03/50	1,778	1,649,984
4.50%, 04/03/2120	850	796,875
State of Israel, 3.38%, 01/15/50	1,778	1,520,523

		5,843,096

Italy — 0.2%
Italy Government International Bond
5.38%, 06/15/33	1,670	1,713,089
4.00%, 10/17/49	1,883	1,500,099
3.88%, 05/06/51	2,178	1,652,880

		4,866,068

Mexico — 1.3%
Mexico Government International Bond
7.50%, 04/08/33	600	730,800
3.50%, 02/12/34	4,150	3,595,975
6.75%, 09/27/34	1,497	1,696,101
6.05%, 01/11/40	2,406	2,466,601
4.28%, 08/14/41	2,782	2,307,843
4.75%, 03/08/44	3,272	2,851,344
5.55%, 01/21/45	2,315	2,225,004
4.60%, 01/23/46	2,082	1,753,825
4.35%, 01/15/47	1,445	1,166,205
4.60%, 02/10/48	1,310	1,091,230
4.50%, 01/31/50	1,827	1,501,908
5.00%, 04/27/51	2,110	1,848,624
3.77%, 05/24/61	2,810	1,956,989
5.75%, 10/12/2110	2,312	2,183,948

		27,376,397

Panama — 0.5%
Panama Government International Bond
6.70%, 01/26/36	1,938	2,135,797
4.50%, 05/15/47	1,150	962,981
4.50%, 04/16/50	2,268	1,870,108
4.30%, 04/29/53	1,878	1,511,555
4.50%, 04/01/56	1,808	1,465,949
3.87%, 07/23/60	2,903	2,101,591

		10,047,981

Peru — 0.5%
Peruvian Government International Bond
1.86%, 12/01/32	900	714,825

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru (continued)
Peruvian Government International Bond (continued)
8.75%, 11/21/33	$1,414	$1,844,651
3.00%, 01/15/34	1,887	1,617,159
6.55%, 03/14/37	1,013	1,157,226
3.30%, 03/11/41	1,659	1,341,302
5.63%, 11/18/50	2,110	2,308,868
3.55%, 03/10/51	1,325	1,061,905
2.78%, 12/01/60	1,686	1,141,527
3.23%, 07/28/2121	913	626,717

		11,814,180

Philippines — 0.6%
Philippine Government International Bond
3.56%, 09/29/32	1,000	980,110
6.38%, 10/23/34	1,750	2,058,630
5.00%, 01/13/37	478	499,562
3.95%, 01/20/40	1,850	1,739,203
2.65%, 12/10/45	1,310	994,107
3.20%, 07/06/46	1,910	1,540,148
Philippines Government International Bond
3.70%, 03/01/41(a)	1,926	1,745,649
3.70%, 02/02/42	2,903	2,631,163
2.95%, 05/05/45	478	373,490
4.20%, 03/29/47	900	832,669

		13,394,731

South Korea — 0.1%
Export-Import Bank of Korea, 2.50%, 06/29/41	478	376,356
Korea International Bond
4.13%, 06/10/44	600	628,554
3.88%, 09/20/48	1,145	1,156,307

		2,161,217

Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	750	902,223
Inter-American Development Bank
3.20%, 08/07/42	620	591,069
4.38%, 01/24/44	225	253,738
International Bank for Reconstruction & Development,
4.75%, 02/15/35	413	486,879

		2,233,909

Uruguay — 0.4%
Uruguay Government International Bond
7.63%, 03/21/36(a)	1,050	1,376,025
4.13%, 11/20/45	800	782,150
5.10%, 06/18/50	3,516	3,745,199
4.98%, 04/20/55(a)	1,824	1,904,142

		7,807,516

Total Foreign Agency Obligations — 4.9% (Cost: $117,308,027)		106,463,304

Municipal Bonds

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41	910	984,037

California — 1.6%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	610	778,358
Series S-1, 6.92%, 04/01/40	500	637,098
Series S-1, 7.04%, 04/01/50	25	35,120

Security	Par (000)	Value

California (continued)

Bay Area Toll Authority, RB, BAB (continued)
Series S-3, 6.91%, 10/01/50	$1,540	$2,130,909
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	845	641,014
California State University, RB, Series E, 2.90%, 11/01/51	125	97,459
California State University, Refunding RB
Series B, 2.98%, 11/01/51	835	661,362
Series B, 2.72%, 11/01/52	25	19,008
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, (AGM), 4.24%, 05/15/48	540	497,151
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	25	34,020
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB
Series A, 3.30%, 11/01/39.	140	125,573
Series E, 2.83%, 11/01/41	395	322,763
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	25	30,170
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	195	170,735
Series A, (AGM), 3.92%, 01/15/53	110	92,439
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 3.29%, 06/01/42	670	559,670
Class B, (SAP), 3.00%, 06/01/46	100	89,872
Series S-1, 3.71%, 06/01/41	210	177,320
Series S-1, 4.21%, 06/01/50	210	171,236
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49	1,315	1,835,432
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Refunding RB, BAB, 5.74%, 06/01/39	25	28,630
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	25	33,738
Los Angeles Department of Water & Power System Revenue, RB, BAB
5.72%, 07/01/39	125	147,669
6.57%, 07/01/45	1,300	1,688,318
Los Angeles Unified School District, GO, BAB
Series KR, 5.75%, 07/01/34	690	783,457
Series RY, 6.76%, 07/01/34	1,775	2,156,156
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.26%, 05/15/60(a)	290	222,670
Series N, 3.71%, 05/15/2120	1,400	1,060,847
Series Q, 4.56%, 05/15/53	1,135	1,143,921
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	55	69,233
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, BAB, Series F, 6.58%, 05/15/49	490	633,493
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48(a)	190	235,827
San Diego County Regional Transportation Commission, Refunding RB, Series A, 3.25%, 04/01/48	113	95,546

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	$1,030	$1,273,466
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	225	186,317
State of California, GO, BAB
7.50%, 04/01/34	520	684,005
7.55%, 04/01/39(a)	1,965	2,692,551
7.30%, 10/01/39	3,390	4,440,419
7.63%, 03/01/40	2,480	3,384,679
7.60%, 11/01/40	1,525	2,131,258
State of California, Refunding GO
4.50%, 04/01/33	125	129,021
4.60%, 04/01/38	100	102,266
State of California, Refunding GO, BAB, 7.35%, 11/01/39	1,270	1,670,829
University of California, RB
Series AD, 4.86%, 05/15/2112	225	216,729
Series AQ, 4.77%, 05/15/2115	333	317,959
University of California, RB, BAB
5.77%, 05/15/43	115	133,943
5.95%, 05/15/45	400	470,184

		35,239,840

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	25	29,747

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, 4.81%, 10/01/2114	530	533,708
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	95	78,104
District of Columbia, RB, BAB, Series E, 5.59%, 12/01/34	1,125	1,278,044
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	25	33,377

		1,923,233

Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	540	526,106
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	90	71,604

		597,710

Georgia — 0.1%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	150	127,695
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	1,027	1,227,656
6.66%, 04/01/57	833	998,092

		2,353,443

Idaho — 0.0%
Idaho Energy Res. Authority, RB, 2.86%, 09/01/46	25	19,458

Illinois — 0.6%
Chicago O’Hare International Airport, ARB
Series C, Senior Lien, 4.47%, 01/01/49	100	102,372
Series C, Senior Lien, 4.57%, 01/01/54	100	103,174

Security	Par (000)	Value

Illinois (continued)
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	$155	$191,700
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series A, 6.90%, 12/01/40	430	517,426
Chicago Transit Authority Sales Tax Receipts Fund, RB, Series B, 6.90%, 12/01/40	1,175	1,426,164
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40	345	401,173
Illinois State Toll Highway Authority, RB, BAB, Series A, 6.18%, 01/01/34	163	191,511
Metropolitan Water Reclamation District of Greater Chicago, GO, BAB, 5.72%, 12/01/38	670	793,297
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	1,030	881,663
State of Illinois, GO, 5.10%, 06/01/33	7,805	7,933,868
State of Illinois, GO, BAB, 7.35%, 07/01/35	320	358,599

		12,900,947

Indiana — 0.0%
Indiana Finance Authority, Refunding RB, 3.05%, 01/01/51	55	45,425

Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51	90	67,822

Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Class A-4, 4.48%, 08/01/39	1,460	1,448,573
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 2.95%, 05/01/41	150	125,013

		1,573,586

Massachusetts — 0.1%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49	25	19,405
Commonwealth of Massachusetts, GO, BAB, 5.46%, 12/01/39	820	922,569
Commonwealth of Massachusetts, Refunding GO, Series D, 2.81%, 09/01/43	820	661,492
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	470	541,846
Massachusetts School Building Authority, Refunding RB, Sub-Series B, 3.40%, 10/15/40	55	47,636
Massachusetts Water Resources Authority, Refunding RB, Series C, 2.82%, 08/01/41	110	91,771

		2,284,719

Michigan — 0.4%
Michigan Finance Authority, Refunding RB
3.08%, 12/01/34	90	83,844
3.38%, 12/01/40	1,555	1,384,791
Michigan State Building Authority, Refunding RB, 2nd Series, 2.71%, 10/15/40	155	123,508
Michigan State University, RB, Series A, 4.17%, 08/15/2122	243	203,407
University of Michigan, RB
Series A, 3.50%, 04/01/52	55	49,716
Series A, 4.45%, 04/01/2122	1,547	1,458,612

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
University of Michigan, RB (continued)
Series B, 2.44%, 04/01/40	$475	$385,221
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	5,000	4,784,625

		8,473,724

Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52	118	117,517

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	350	307,042
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Class A, 3.23%, 05/15/50	155	130,283

		437,325

Nebraska — 0.0%
University of Nebraska Facilities Corp., Refunding RB, Series A, 3.04%, 10/01/49	125	99,114

Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	355	462,497

New Jersey — 0.3%
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	1,025	1,216,614
New Jersey Transportation Trust Fund Authority, Refunding RB
4.08%, 06/15/39	125	111,713
4.13%, 06/15/42	865	773,845
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41	620	817,459
Series F, 7.41%, 01/01/40(a)	1,505	2,022,268
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 01/05/2119	463	356,905
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	345	297,663

		5,596,467

New York — 1.0%
City of New York, GO, BAB
5.52%, 10/01/37	400	448,166
Series F-1, 6.27%, 12/01/37	215	257,919
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	1,855	2,186,156
7.34%, 11/15/39	400	543,970
6.81%, 11/15/40	320	393,957
Metropolitan Transportation Authority, Refunding RB, Series C-2, 5.18%, 11/15/49	125	129,596
New York City Municipal Water Finance Authority, RB, BAB, 5.75%, 06/15/41	2,825	3,423,863
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	25	31,167
New York City Municipal Water Finance Authority, Refunding RB, BAB
5.72%, 06/15/42	215	262,363
5.95%, 06/15/42	55	68,732
6.01%, 06/15/42	490	603,000
5.44%, 06/15/43	125	147,545
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB 5.77%, 08/01/36	25	27,807

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB (continued)
5.57%, 11/01/38	$520	$587,415
New York State Dormitory Authority, RB, BAB
Series D, 5.60%, 03/15/40	1,110	1,282,567
Series F, 5.63%, 03/15/39	350	395,556
New York State Dormitory Authority, Refunding RB, Series F, 3.11%, 02/15/39	1,030	905,913
New York State Thruway Authority, Refunding RB
Series M, 2.90%, 01/01/35	400	359,796
Series M, 3.50%, 01/01/42	95	83,541
New York State Urban Development Corp., RB, Series B, 3.90%, 03/15/33	400	398,788
New York State Urban Development Corp., RB, BAB, 5.77%, 03/15/39	1,125	1,243,310
Port Authority of New York & New Jersey, ARB
3.14%, 02/15/51	1,600	1,272,456
3.18%, 07/15/60	270	203,447
215th Series, 3.29%, 08/01/69	125	97,312
Consolidated, 192nd Series, 4.81%, 10/15/65	125	132,973
Series 20, 4.23%, 10/15/57	1,070	1,032,883
Port Authority of New York & New Jersey, RB
181st Series, 4.96%, 08/01/46	110	119,928
182nd Series, 5.31%, 08/01/46	25	25,560
Consolidated, 165th Series, 5.65%, 11/01/40	1,025	1,199,244
Consolidated, 168th Series, 4.93%, 10/01/51	1,030	1,120,063
Port Authority of New York & New Jersey, Refunding RB, 174th Series, 4.46%, 10/01/62	2,315	2,347,241

		21,332,234

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	60	47,049

Ohio — 0.3%
American Municipal Power, Inc., RB
Series B, 7.83%, 02/15/41	525	708,940
Series B, 8.08%, 02/15/50	400	578,947
American Municipal Power, Inc., RB, BAB, 5.94%, 02/15/47	1,025	1,201,471
JobsOhio Beverage System, Refunding RB
Series A, 2.83%, 01/01/38	400	343,997
Series B, 4.53%, 01/01/35	280	292,090
Ohio State University, RB, Series A, 3.80%, 12/01/46	1,515	1,414,236
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	660	735,719
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, 3.22%, 02/15/48	155	125,403
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series B-2, 4.88%, 12/01/34	25	26,510

		5,427,313

Oklahoma — 0.0%
Oklahoma Development Finance Authority, RB, Series A-3, 5.09%, 02/01/52	265	285,770

Oregon — 0.0%
Oregon State University, RB, (BAM), 3.42%, 03/01/60	113	94,475
State of Oregon Department of Transportation, RB, BAB, Series A, 5.83%, 11/15/34	55	63,650

		158,125

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania — 0.1%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, 2.93%, 07/01/45	$115	$90,879
Commonwealth Financing Authority, RB, Series A, 2.99%, 06/01/42	1,540	1,249,923
Pennsylvania State University, Refunding RB
Series D, 2.79%, 09/01/43	400	335,602
Series D, 2.84%, 09/01/50	95	75,857
Pennsylvania Turnpike Commission, RB, BAB, Series B, 5.51%, 12/01/45	610	689,029
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119	113	88,682

		2,529,972

South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	26	30,340

Texas — 0.7%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46	2,505	2,780,380
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42.	180	187,840
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB
5.72%, 02/01/41	125	146,592
5.81%, 02/01/41	155	180,964
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 2.91%, 02/01/48	215	167,813
Dallas Area Rapid Transit, RB, BAB, 5.02%, 12/01/48	455	496,991
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	190	138,828
Dallas Fort Worth International Airport, ARB, Series A, 4.51%, 11/01/51	190	184,900
Dallas Fort Worth International Airport, RB, Series A, 4.09%, 11/01/51	1,300	1,237,740
Dallas Fort Worth International Airport, Refunding RB
Series A, 2.99%, 11/01/38	125	110,979
Series A, 3.14%, 11/01/45	190	157,518
Series C, 3.09%, 11/01/40	1,065	884,689
Series C, 2.92%, 11/01/50	720	564,240
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	890	721,662
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	2,160	2,813,048
Permanent University Fund - University of Texas System, Refunding RB, Series A, 3.38%, 07/01/47	850	723,399
State of Texas, GO, BAB, 5.52%, 04/01/39	945	1,102,775
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	345	302,692
Texas Transportation Commission State Highway Fund, Refunding RB, 4.00%, 10/01/33	400	409,784
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	800	626,079

		13,938,913

Virginia — 0.0%
University of Virginia, Refunding RB
2.26%, 09/01/50	500	349,465

Security	Par (000)	Value

Virginia (continued)
University of Virginia, Refunding RB (continued)
Series A, 3.23%, 09/01/2119	$55	$39,819
Series U, 2.58%, 11/01/51	215	156,342

		545,626

Washington — 0.0%
State of Washington, GO, BAB, Series B, 5.14%, 08/01/40	125	142,357

Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	490	486,350

Total Municipal Bonds — 5.5% (Cost: $124,871,219)		118,130,660

Preferred Securities

Capital Trust — 0.1%

Insurance — 0.1%
MetLife, Inc., 6.40%, 12/15/66	1,250	1,301,125

Total Preferred Securities — 0.1% (Cost: $1,300,738)		1,301,125

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.3%
Chile Government International Bond, 3.50%, 01/31/34(a)	1,300	1,192,100
Mexico Government International Bond, 4.40%, 02/12/52	2,500	1,988,750
Panama Government International Bond
3.30%, 01/19/33	1,600	1,390,400
4.50%, 01/19/63	1,500	1,185,750
Peruvian Government International Bond, 3.60%, 01/15/72	925	681,725

		6,438,725

Total U.S. Government Sponsored Agency Securities — 0.3% (Cost: $6,734,084)		6,438,725

Total Long-Term Investments — 98.4% (Cost: $2,310,400,514)		2,123,395,111

	Shares

Short-Term Securities

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.96%(f)(g)	36,985,375	36,981,677

Total Short-Term Securities — 1.7% (Cost: $36,980,164)		36,981,677

Total Investments — 100.1% (Cost: $2,347,380,678)		2,160,376,788

Liabilities in Excess of Other Assets — (0.1)%		(1,974,920)

Net Assets — 100.0%		$2,158,401,868

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	When-issued security.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/20/22	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$36,981,022	(b)	$—	$(858)	$1,513	$36,981,677	36,985,375	$52,367	(c)	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$1,891,061,297	$—	$1,891,061,297
Foreign Agency Obligations	—	106,463,304	—	106,463,304
Municipal Bonds	—	118,130,660	—	118,130,660

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Long Credit Bond Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Preferred Securities
Capital Trust	$—	$1,301,125	$—	$1,301,125
U.S. Government Sponsored Agency Securities	—	6,438,725	—	6,438,725
Short-Term Securities
Money Market Funds	36,981,677	—	—	36,981,677

	$36,981,677	$2,123,395,111	$—	$2,160,376,788

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CMT	Constant Maturity Treasury

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

RB	Revenue Bond

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SOFR	Secured Overnight Financing Rate

31